As filed with the Securities and Exchange Commission on December 3, 2013

Investment Company Act File Number 811-8312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Daily Income Fund

(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor

New York, NY 10018

(Address of principal executive offices)             (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-830-5200

Date of fiscal year end:          March 31

Date of reporting period:       September 30, 2013

Item 1: Report to Stockholders

Daily Income Fund

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

1411 BROADWAY, 28TH FLOOR NEW YORK, NY 10018 (212) 830-5200	SEMI-ANNUAL REPORT SEPTEMBER 30, 2013

Daily Income Fund Table of Contents

Daily Income Fund
Shareholder Letter

Dear Shareholder:

We all recently witnessed another near default by the U.S. Treasury. To say that tensions were palpable is an understatement, but at least our country’s credit rating was not downgraded this time around. Markets were rattled, investors were spooked, and the world hung on every word that came out of Capitol Hill until there was that collective sigh of relief. As is often said, nervousness is a function of preparedness. While many money fund sponsors worked feverishly to shed near-term Treasury holdings, Reich & Tang made the extra effort to focus on communicating what could be expected to happen in the event of a default and importantly, the potential effect of such an event on the Daily Income Fund portfolios.

Reich & Tang normally maintains no exposure to Treasury securities in its money market funds with the exception of its US Government and US Treasury portfolios. The scare of a default deadline of October 17, 2013, was in our opinion overblown as it was merely the date that the U.S. Treasury would not be able to issue new debt if a deal in Congress were not to be worked out. The government had enough cash on hand to satisfy its obligations almost certainly through October 31, 2013, which gave Congress close to another two weeks to negotiate a deal. After having sold a December Treasury position at a profit in the US Treasury Fund, none of the Daily Income Fund portfolios held Treasury securities after that date. Similarly, the portfolios do not hold, nor do we expect to hold any Treasury securities that become payable in the newly determined debt ceiling hot zone of February 7, 2014, through April 24, 2014. We also highlight the fact that the U.S. Treasury can use extraordinary measures to ultimately make good on its obligations, which would stretch the new February 7, 2014 “D-Day” date sometime into early Spring.

It seems that the slow, but steady fuse of economic growth that was progressing over the past few months has fizzled somewhat. First, the Fed determined at its highly anticipated September FOMC meeting that the need to begin tapering its QE program (the very accommodative $85 billion in monthly buying of Treasury and Mortgage backed securities) was not yet upon us. Second, the government shutdown did nothing to bolster the economy. And third, a painfully prolonged, elevated level of unemployment remains the dark cloud that refuses to dissipate and present a clear view to future growth. This coupled with an inevitable debt ceiling re-do in the beginning of the year will likely coax the Fed into stating that any tapering of the QE program ahead of the first quarter 2014 debt ceiling deadlines would be irresponsible. Short-term markets (e.g. money market mutual funds) will continue to forge forward and endure historically low interest rates for a while longer.

Reich & Tang submitted its comments to the SEC in response to the money fund reform proposals it put forth this past summer. Reich & Tang’s comments are posted on the SECs website and on www.reichandtang.com/news. We remain confident that Reich & Tang’s large retail shareholder base (approximately 85%-90%) will keep our shareholders well insulated from meaningful change. We will keep all shareholders updated as we learn more about the direction the SEC will ultimately take.

Despite a low interest rate environment and the debt ceiling crisis, total assets in the Daily Income Fund portfolios grew approximately 45% in 3Q2013 due to organic growth coupled with the acquisition of the HighMark money market funds that we closed in July. We remain well positioned in each of our funds as we look to close out 2013 and head into the New Year. As always, please let us know how we can best support your cash management needs.

Sincerely,

Michael P. Lydon

President

Expense Chart For The Six Months Ended September 30, 2013 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2013 through September 30, 2013.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAILY INCOME FUND MONEY MARKET PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.30	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$1.01	0.20%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.20	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.22	0.24%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.20	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.22	0.24%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.20	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.22	0.24%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.20	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.22	0.24%

Advantage Primary Liquidity Fund (“Advantage Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.15	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$1.17	0.23%

money market Xpress Fund (“Xpress Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.20	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.22	0.24%

Expense Chart For The Six Months Ended September 30, 2013 (Unaudited) (Continued)

DAILY INCOME FUND MONEY MARKET PORTFOLIO (CONTINUED)

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.41	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$1.07	0.21%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.56	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$1.07	0.21%

DAILY INCOME FUND U.S. TREASURY PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.72	$0.36	0.07%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.72	$0.36	0.07%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.72	$0.36	0.07%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.72	$0.36	0.07%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.72	$0.36	0.07%

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.08	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.87	$0.20	0.04%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.11	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.87	$0.20	0.04%

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.66	0.13%

Expense Chart For The Six Months Ended September 30, 2013 (Unaudited) (Continued)

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO (CONTINUED)

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.66	0.13%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.66	0.13%

Advantage Government Liquidity Fund (“Advantage Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.65	0.13%

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.21	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.56	0.11%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.21	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.56	0.11%

DAILY INCOME FUND MUNICIPAL PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.10	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$1.12	0.22%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.81	0.16%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.81	0.16%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.81	0.16%

Advantage Municipal Liquidity Fund (“Advantage Shares”)	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.81	0.16%

*	Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period (except for the Fiduciary Shares of the Money Market Portfolio, U.S. Treasury Portfolio and Government Portfolio Actual return information, which reflects the 71-day period ended September 30, 2013 due to each share class’ inception date of July 22, 2013 and for the Investor Select Shares of Money Market Portfolio, U.S. Treasury Portfolio and U.S. Government Portfolio Actual return information which reflects the 98-day, 97-day and 71-day period ended September 30, 2013, respectively, due to each share class’ inception dates of June 25, 2013, June 26, 2013 and July 22, 2013, respectively.) The Class’ total return would have been lower had certain expenses not been waived during the period.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2013 (Unaudited)

Face Amount	Security Description	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (1) (22.01%)

$30,000,000	Anglesea Funding LLC, 0.20%, 10/02/13	$29,999,833

132,000,000	Anglesea Funding LLC, 0.38%, 12/03/13 (3)	132,000,000

55,000,000	Anglesea Funding LLC, 0.36%, 04/11/14 (4)	55,000,000

100,000,000	Anglesea Funding LLC, 0.33%, 05/09/14 (5)	100,000,000

185,000,000	Chesham Finance LLC, 0.18%, 10/01/13	185,000,000

150,000,000	Chesham Finance LLC, 0.17%, 10/04/13	149,997,875

200,000,000	Ebury Finance LLC, 0.18%, 10/01/13	200,000,000

135,000,000	Ebury Finance LLC, 0.17%, 10/03/13	134,998,725

191,000,000	Halkin Finance LLC, 0.18%, 10/01/13	191,000,000

60,000,000	Ridgefield Funding Company, LLC, 0.31%, 10/09/13 LOC BNP Paribas S.A.	59,995,867

125,000,000	Ridgefield Funding Company, LLC, 0.32%, 11/08/13 (6) LOC BNP Paribas S.A.	124,997,924

100,000,000	Ridgefield Funding Company, LLC, 0.27%, 02/05/14 (7) LOC BNP Paribas S.A.	100,000,000

22,000,000	Ridgefield Funding Company, LLC, 0.34%, 02/10/14 LOC BNP Paribas S.A.	21,972,573

1,485,000,000	Total Asset Backed Commercial Paper	1,484,962,797

COMMERCIAL PAPER (12.18%)

$30,500,000	Commonwealth Bank of Australia, 0.32%, 11/08/13 (8)	$30,500,000

35,000,000	Commonwealth Bank of Australia, 0.29%, 04/04/14 (9)	35,000,000

97,700,000	Dexia Credit Local, 0.39%, 02/20/14 Guaranteed by Belgium, France & Luxembourg	97,549,705

106,032,000	Dexia Credit Local, 0.36%, 03/05/14 Guaranteed by Belgium, France & Luxembourg	105,867,650

125,000,000	Dexia Credit Local, 0.41%, 03/10/14 Guaranteed by Belgium, France & Luxembourg	124,772,222

Face Amount	Security Description	Value (Note 1)

COMMERCIAL PAPER (CONTINUED)

$215,000,000	Nederlandse Waterschapsbank N.V., 0.30%, 08/14/14 (10)	$215,000,000

30,000,000	Private Export Funding Corporation, 0.31%, 12/06/13	29,982,950

15,000,000	Private Export Funding Corporation, 0.30%, 01/08/14	14,987,625

75,000,000	Private Export Funding Corporation, 0.25%, 03/04/14	74,919,792

25,000,000	Private Export Funding Corporation, 0.25%, 03/10/14	24,972,222

43,750,000	Private Export Funding Corporation, 0.26%, 05/22/14	43,676,379

25,000,000	Westpac Banking Corp., 0.29%, 01/03/14 (11)	25,000,000

822,982,000	Total Commercial Paper	822,228,545

FLOATING RATE SECURITIES (19.55%)

$65,000,000	Bank of Montreal, 0.28%, 06/26/14 (12)	$65,000,000

180,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.35%, 06/23/14 (13)	180,000,000

194,000,000	China Construction Bank Corp., 0.43%, 07/20/15 (14)	194,000,000

50,000,000	Credit Suisse AG, 0.35%, 10/25/13 (15)	50,000,000

25,000,000	Credit Suisse AG, 0.62%, 01/09/14 (16)	25,000,000

70,000,000	Deutsche Bank AG, 0.30%, 03/26/14 (17)	70,000,000

85,000,000	JPMorgan Chase Bank, N.A., 0.34%, 11/07/14 (18)	85,000,000

70,000,000	Royal Bank of Canada, 0.30%, 03/19/14 (19)	70,000,000

94,830,000	SSIF Nevada, Limited Partnership, 0.34%, 04/14/14 (20) Guaranteed by Bank of Nova Scotia	95,154,661

60,000,000	Standard Chartered Bank, 0.32%, 04/16/14 (21)	60,000,000

60,000,000	Toronto-Dominion Bank, 0.23%, 06/17/14 (22)	60,000,000

71,000,000	Toyota Motor Credit Corp., 0.26%, 04/07/14 (23)	71,000,000

60,000,000	UBS AG, 0.29%, 10/04/13 (24)	60,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

FLOATING RATE SECURITIES (CONTINUED)

$234,200,000	Westpac Banking Corp., 0.27%, 08/15/14 (25)	$234,200,000

1,319,030,000	Total Floating Rate Securities	1,319,354,661

REPURCHASE AGREEMENTS (10.48%)

$509,000,000	BNY Mellon Capital Market, LLC, 0.09%, dated 09/30/13, due 10/01/13, repurchase proceeds at maturity $509,001,273 (Collateralized by FHLMC, 2.50% to 4.50%, due 09/01/27 to 10/01/43, value $290,564,406, FNMA, 3.00% to 4.50%, due 09/01/23 to 10/01/43, value $228,615,595)	$509,000,000

198,000,000	BNY Mellon Capital Market, LLC, 0.08%, dated 09/30/13, due 10/01/13, repurchase proceeds at maturity $198,000,440 (Collateralized by GNMA, 2.00% to 6.00%, due 09/20/28 to 09/15/43, value $201,960,000)	198,000,000

707,000,000	Total Repurchase Agreements	707,000,000

TIME DEPOSIT (21.64%)

$340,000,000	Abbey National Treasury Services PLC, 0.03%, 10/01/13	$340,000,000

300,000,000	Canadian Imperial Bank of Commerce, 0.01%, 10/01/13	300,000,000

140,000,000	Credit Agricole S.A., 0.03%, 10/01/13	140,000,000

340,000,000	Credit Industriel et Commercial, 0.04%, 10/01/13	340,000,000

340,000,000	Skandinaviska Enskilda Banken AB, 0.01%, 10/01/13	340,000,000

1,460,000,000	Total Time Deposit	1,460,000,000

VARIABLE RATE DEMAND INSTRUMENTS (2) (1.12%)

$770,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A, 0.24%, 04/01/30 LOC Wells Fargo Bank, N.A.	$770,000

Face Amount	Security Description	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (2) (CONTINUED)

$2,370,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006, 0.24%, 02/01/26 LOC Wells Fargo Bank, N.A.	$2,370,000

3,027,693	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M004, 0.24%, 10/15/45	3,027,693

45,739,702	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M006, 0.24%, 01/15/42	45,739,702

2,500,000	Healtheum, LLC Series 2004, 0.13%, 11/01/29 LOC Wells Fargo Bank, N.A.	2,500,000

700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997, 0.12%, 06/01/27 LOC Wells Fargo Bank, N.A.	700,000

1,795,000	Lauren Company, LLC – Series 2003, 0.24%, 07/01/33 LOC Wells Fargo Bank, N.A.	1,795,000

2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005, 0.20%, 07/01/20 Guaranteed by Federal Home Loan Bank	2,500,000

3,660,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A, 0.17%, 08/15/31 Collateralized by Federal National Mortgage Association	3,660,000

6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B, 0.42%, 03/01/27 LOC Svenska Handelsbanken	6,900,000

5,480,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997, 0.35%, 12/18/17 LOC U.S. Government	5,480,000

75,442,395	Total Variable Rate Demand Instruments	75,442,395

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

YANKEE CERTIFICATES OF DEPOSIT (13.03%)

$170,000,000	Bank of Montreal, 0.18%, 01/03/14	$170,000,000

140,000,000	China Construction Bank Corp., 0.55%, 11/19/13	140,000,000

140,000,000	Industrial and Commercial Bank of China Ltd., 0.33%, 10/15/13	140,000,000

124,200,000	Industrial and Commercial Bank of China Ltd., 0.55%, 11/18/13	124,200,000

60,750,000	Sumitomo Mitsui Banking Corp., 0.22%, 12/06/13	60,751,107

69,000,000	Sumitomo Mitsui Banking Corp., 0.22%, 12/20/13	69,001,526

175,000,000	Toronto-Dominion Bank, 0.33%, 11/07/13	175,000,000

878,950,000	Total Yankee Certificates of Deposit	878,952,633

	Total Investments (100.01%) (cost $6,747,941,031†)	6,747,941,031
	Liabilities in excess of cash and other assets (-0.01%)	(440,304)

	Net Assets (100.00%)	$6,747,500,727

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $1,484,962,797, which represented 22.01% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.20%.

(4)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.175%.
(5)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.15%.

(6)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.10%.

(7)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.09%.

(8)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.05%.

(9)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.02%.

(10)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.04%.

(11)	The interest rate is adjusted daily based upon one month Federal Funds Effective rate plus 0.21%.

(12)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.10%.

(13)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.10%.

(14)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.25% and has a 30-day put.

(15)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.17%.

(16)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.35%.

(17)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.05%.

(18)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.08%.

(19)	The interest rate is adjusted daily based upon one month Federal Funds Effective rate plus 0.22%.

(20)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.70%.

(21)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.05%.

(22)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.05%.

(23)	The interest rate is adjusted daily based upon one month Federal Funds Effective rate plus 0.18%.

(24)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.11%.

(25)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.09%.

KEY

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$3,637,434,695	53.90%
31 through 60 Days	981,697,923	14.55
61 through 90 Days	229,735,583	3.41
91 through 120 Days	234,987,625	3.48
121 through 180 Days	520,054,165	7.71
181 through 397 Days	1,144,031,040	16.95
Total	$6,747,941,031	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Schedule of Investments September 30, 2013 (Unaudited)

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (55.94%)

$150,000,000	BNP Paribas Securities Corp., 0.03%, dated 09/30/13, due 10/01/13 repurchase proceeds at maturity $150,000,125, (Collateralized by U.S. Treasury Note, 0.375%, due 08/31/15, value $153,000,015)	$150,000,000

350,000,000	BNY Mellon Capital Market, LLC, 0.08%, dated 09/30/13, due 10/01/13, repurchase proceeds at maturity $350,000,778 (Collateralized by GNMA, 2.000% to 9.500%, due 04/15/19 to 09/20/43, value $357,000,001)	350,000,000

110,000,000	Goldman, Sachs & Co., 0.02%, dated 09/30/13, due 10/04/13, repurchase proceeds at maturity $110,000,428 (Collateralized by U. S. Treasury Note, 0.875%, due 01/31/18, value $112,200,043)	110,000,000

70,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.04%, dated 09/30/13, due 10/01/13, repurchase proceeds at maturity $70,000,078 (Collateralized by U.S. Treasury Note 1.000% to 2.000%, due 01/15/14 to 05/31/18, value $71,400,047)	70,000,000

42,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.04%, dated 09/30/13, due 10/01/13, repurchase proceeds at maturity $42,000,047 (Collateralized by U.S. Treasury Note, 0.375%, due 06/30/15, value $42,840,026)	42,000,000

390,000,000	Royal Bank of Canada, 0.03%, dated 09/30/13, due 10/01/13, repurchase proceeds at maturity $390,000,325 (Collateralized by U.S. Treasury Note, 0.625% to 1.750%, due 05/31/16 to 08/15/16, value $229,050,082, U.S.Treasury Bond, 4.500%, due 5/15/38, value 168,750,000)	390,000,000

1,112,000,000	Total Repurchase Agreements	1,112,000,000

Face Amount	Security Description	Value (Note 1)

U.S. GOVERNMENT OBLIGATIONS (44.02%)

$100,000,000	U.S. Treasury Bill, 0.03%, 10/17/13	$99,998,556

300,000,000	U.S. Treasury Bill, 0.01%, 10/24/13	299,997,891

100,000,000	U.S. Treasury Bill, 0.01%, 10/24/13	99,999,201

75,000,000	U.S. Treasury Bill, 0.06%, 05/01/14	74,973,500

50,000,000	U.S. Treasury Bill, 0.08%, 08/21/14	49,964,000

50,000,000	U.S. Treasury Bill, 0.10%, 09/18/14	49,952,334

50,000,000	U.S. Treasury Note, 0.01%, 10/15/13	50,009,212

50,000,000	U.S. Treasury Note, 0.15%, 12/15/13	50,061,018

40,000,000	U.S. Treasury Note, 0.16%, 03/31/14	40,017,266

60,000,000	U.S. Treasury Note, 0.14%, 07/31/14	59,992,065

875,000,000	Total U.S. Government Obligations	874,965,043

	Total Investments (99.96%) (cost $1,986,965,043†)	1,986,965,043
	Cash and other assets, net of liabilities (0.04%)	722,771

	Net Assets (100.00%)	$1,987,687,814

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:

GNMA	= Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,662,004,860	83.65%
31 through 60 Days	0	0
61 through 90 Days	50,061,018	2.52
91 through 120 Days	0	0
121 through 180 Days	0	0
181 through 397 Days	274,899,165	13.83
Total	$1,986,965,043	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments September 30, 2013 (Unaudited)

Face Amount	Security Description	Value (Note 1)

COMMERCIAL PAPERS (3.75%)

$30,000,000	Army & Air Force Exchange Service, Guaranteed by U.S. Government, 0.20%, 01/22/14	$29,981,167

45,000,000	Army & Air Force Exchange Service, Guaranteed by U.S. Government, 0.20%, 01/27/14	44,970,500

75,000,000	Total Commercial Papers	74,951,667

FLOATING RATE SECURITIES (5.50%)

$50,000,000	Federal Farm Credit Bank, 0.16%, 08/15/14 (1)	$49,991,399

9,322,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.13%, 01/15/21	9,322,000

6,000,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.13%, 06/15/17	6,000,000

10,000,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.13%, 06/15/17	10,000,000

8,000,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.13%, 06/15/34	8,000,000

26,850,000	Overseas Private Investment Corporation, Guaranteed by U.S. Government, 0.13%, 12/15/19	26,850,000

110,172,000	Total Floating Rate Securities	110,163,399

REPURCHASE AGREEMENTS (33.24%)

$173,000,000	BNY Mellon Capital Markets, LLC, 0.09%, dated 09/30/13, due 10/01/13, repurchase proceeds at maturity $173,000,433 (Collateralized by FHLMC, 3.000% to 4.000%, due 04/01/32 to 08/01/43, value $57,733,965, FNMA, 3.000% to 5.500%, due 05/01/27 to 10/01/43, value $118,727,064)	$173,000,000

197,000,000	BNY Mellon Capital Markets, LLC, 0.08%, dated 09/30/13, due 10/01/13. repurchase proceeds at maturity $197,000,438 (Collateralized by GNMA, 2.500% to 9.000%, due 08/15/17 to 09/20/43, value $200,940,000)	197,000,000

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (CONTINUED)

$100,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 09/30/13 due 10/01/13, repurchase proceeds at maturity $100,000,111 (Collateralized by GNMA, 1.625% to 8.500%, due 02/20/24 to 03/15/54, value $102,000,000)	$100,000,000

155,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 09/30/13 due 10/01/13, repurchase proceeds at maturity $155,000,172 (Collateralized by GNMA, 1.625% to 13.500%, due 12/20/13 to 12/15/54, value $158,100,001)	155,000,000

40,000,000	UBS Securities, LLC, 0.02%, dated 09/30/13, due 10/01/13, repurchase proceeds at maturity $40,000,022 (Collateralized by FCSB, 0.250% to 6.300%, due 11/25/13 to 01/12/22, value $315,094, FHLB, 0.500% to 7.020%, due 06/03/14 to 11/17/17, value $717,884, FHLMC, 0.550% to 5.150%, due 01/07/14 to 01/13/22, value $1,711,427, FNMA, 0.875% to 6.625%, due 04/15/14 to 11/15/30, value $3,368,769, TVBD, 5.500%, due 07/18/17, value $582,750, USTR, 0.000% to 6.250%, due 12/05/13 to 09/30/17, value $34,104,506)	40,000,000

665,000,000	Total Repurchase Agreements	665,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (43.80%)

$37,000,000	Federal Agricultural Mortgage Corporation, 0.01%, 10/17/13	$36,999,836

25,000,000	Federal Agricultural Mortgage Corporation, 0.01%, 10/23/13	24,999,847

12,000,000	Federal Agricultural Mortgage Corporation, 0.12%, 07/30/14	11,987,920

15,000,000	Federal Agricultural Mortgage Corporation, 0.125%, 04/23/14	14,989,375

35,000,000	Federal Agricultural Mortgage Corporation, 0.14%, 05/15/14	34,969,239

25,000,000	Federal Agricultural Mortgage Corporation, 0.15%, 07/25/14	24,969,063

20,000,000	Federal Agricultural Mortgage Corporation, 0.17%, 02/14/14	19,987,155

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (CONTINUED)

$17,985,000	Federal Agricultural Mortgage Corporation, 0.17%, 02/25/14	$17,972,515

25,000,000	Federal Agricultural Mortgage Corporation, 0.17%, 03/25/14	24,979,340

25,000,000	Federal Agricultural Mortgage Corporation, 0.20%, 10/23/13	24,996,944

20,900,000	Federal Agricultural Mortgage Corporation, 0.21%, 11/01/13	20,896,221

10,000,000	Federal Farm Credit Bank, 0.01%, 10/07/13	9,999,983

10,000,000	Federal Farm Credit Bank, 0.01%, 10/08/13	9,999,981

10,000,000	Federal Farm Credit Bank, 0.01%, 10/15/13	9,999,961

35,000,000	Federal Farm Credit Bank, 0.15%, 05/07/14	34,968,208

19,000,000	Federal Farm Credit Bank, 0.19%, 10/11/13	18,998,997

26,200,000	Federal Home Loan Bank, 0.01%, 10/18/13	26,199,876

24,700,000	Federal Home Loan Bank, 0.01%, 10/25/13	24,699,835

100,000,000	Federal Home Loan Bank, 0.01%, 10/29/13	99,999,222

75,000,000	Federal Home Loan Bank, 0.025%, 12/18/13	74,995,938

64,000,000	Federal Home Loan Bank, 0.045%, 01/17/14	63,991,360

35,000,000	Federal Home Loan Bank, 0.11%, 11/06/13	34,996,325

40,000,000	Federal Home Loan Bank, 0.16%, 06/17/14	39,953,956

74,875,000	Federal National Mortgage Association, 0.01%, 10/10/13	74,874,813

45,000,000	Federal National Mortgage Association, 0.02%, 01/07/14	44,997,550

50,000,000	Federal National Mortgage Association, 0.13%, 06/02/14	49,955,945

876,660,000	Total U.S. Government Agency Discount Notes	876,379,405

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (3.50%)

$20,000,000	Federal Farm Credit Bank, 0.21%, 10/22/13	$19,999,850

50,000,000	Federal Home Loan Bank, 0.17%, 08/07/14	49,999,007

70,000,000	Total U.S. Government Agency Medium Term Notes	69,998,857

Face Amount	Security Description	Value (Note 1)

U.S. GOVERNMENT OBLIGATIONS (5.50%)

$100,000,000	U.S. Treasury Bill, 0.0125%, 10/24/13	$99,999,201

10,000,000	U.S. Treasury Note, 0.16%, 03/31/14	10,004,317

110,000,000	Total U.S. Government Obligations	110,003,518

VARIABLE RATE DEMAND INSTRUMENTS (2) (4.68%)

$3,000,000	California Statewide Communities Development Authority Multifamily Housing RB (Valley Palms Apartments Project) 2002 Series C-T, 0.12%, 05/15/35 Guaranteed by Federal National Mortgage Association	$3,000,000

4,800,000	City of Milpitas (The Crossing at Montague Apartments), CA Multifamily Housing RB 2000 Series A-T, 0.16%, 08/15/33 Guaranteed by Federal National Mortgage Association	4,800,000

13,360,000	Dormitory Authority of the State of New York (Royal Charter Properties-East, Inc.) RB – Series 2006B, 0.13%, 11/15/36 Guaranteed by Federal National Mortgage Association	13,360,000

750,000	Housing Authority of the County of Sacramento, CA Multifamily Housing RB (Deer Park Apartments) 2002 Issue A-T, 0.15%, 07/15/35 Guaranteed by Federal National Mortgage Association	750,000

7,100,000	New York City HDC (Multi-Family Rental Housing RB (90 West Street) 2006 Series B, 0.09%, 03/15/36 Guaranteed by Federal National Mortgage Association	7,100,000

14,025,000	New York City HDC Multi-Family Mortgage RB (201 Pearl Street Development) 2006 Series B, 0.09%, 10/15/41 Guaranteed by Federal National Mortgage Association	14,025,000

2,355,000	New York City HDC Multi-Family Rental Housing RB (2 Gold Street) 2006 Series B, 0.09%, 04/15/36 Guaranteed by Federal National Mortgage Association	2,355,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (2) (CONTINUED)

$4,070,000	New York City HDC Multi-Family Rental Housing RB (The Nicole) 2005 Series B, 0.15%, 11/15/35 Guaranteed by Federal National Mortgage Association	$4,070,000

6,800,000	New York City HDC Multi-Family Rental Housing RB (Related -Westport Development), 2004 Series B, 0.15%, 06/15/34 Guaranteed by Federal National Mortgage Association	6,800,000

100,000	New York State Housing Finance Agency (Tower 31 Housing RB) 2006 Series A, 0.09%, 11/01/36 Guaranteed by Federal Home Loan Mortgage Corp.	100,000

26,050,000	Redevelopment Agency of the City and County of San Francisco, CA Multifamily Housing RB (Related – Third and Mission) 1999 Series D, 0.16%, 08/15/31 Guaranteed by Federal National Mortgage Association	26,050,000

4,925,000	Redevelopment Authority of the County of Montgomery, PA Multifamily Housing RB (Kingswood Apartment Project) 2001 A-T1, 0.16%, 08/15/31 Guaranteed by Federal National Mortgage Association	4,925,000

3,510,000	Washington State Housing Finance Commission Multifamily Housing RB (Ballard Landmark Inn Project), Series 2006B, 0.15%, 12/15/41 Guaranteed by Federal Home Loan Bank	3,510,000

Face Amount	Security Description	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (2) (CONTINUED)

$2,875,000	Washington State Housing Finance Commission Multifamily Housing RB (Bridgewood at Four Seasons Project), Series 2002B, 0.13%, 09/01/34 Guaranteed by Federal National Mortgage Association	$2,875,000

93,720,000	Total Variable Rate Demand Instruments	93,720,000

	Total Investments (99.97%) (cost $2,000,216,846†)	2,000,216,846
	Cash and other assets, net of liabilities (0.03%)	595,519

	Net Assets (100.00%)	$2,000,812,365

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)	The Interest rate is adjusted monthly based upon one month LIBOR minus 0.02%.

2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

FCSB	= Federal Farm Credit Banks Consolidated Systemwide Bonds
FHLB	= Federal Home Loan Bank
FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
HDC	= Housing Development Corporation
RB	= Revenue Bond
TVBD	= Tennessee Valley Power Bonds
USTR	= U.S. Treasury Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,350,651,747	67.52%
31 through 60 Days	55,892,546	2.79
61 through 90 Days	74,995,937	3.75
91 through 120 Days	183,940,577	9.20
121 through 180 Days	62,939,011	3.15
181 through 397 Days	271,797,028	13.59
Total	$2,000,216,846	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2013 (Unaudited)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT COMMERCIAL PAPER (11.22%)

$14,818,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) – Series B, 0.08%, 10/02/13	$14,818,000

13,000,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) – Series B, 0.09%, 10/02/13	13,000,000

15,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program), 0.24%, 10/01/13 LOC JPMorgan Chase Bank, N.A.	15,000,000

25,650,000	Tennessee City School Bond Authority Series 1997A, 0.10%, 10/01/13	25,650,000

68,468,000	Total Tax Exempt Commercial Paper	68,468,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (16.13%)

$6,500,000	Board of Cooperative Educational Service for the Sole Supervisory District of Onondaga, Cortland, and Madison Counties, NY RAN Series 2013, 0.70%, 06/18/14	$6,536,771

2,000,000	City School District of the City of Glens Falls, Warren County, NY GO RAN 2013, 0.51%, 06/20/14	2,003,417

7,100,000	City School District of the City of Gloversville, Fulton County, NY BAN, 2013, 0.59%, 01/17/14	7,103,323

1,120,000	City School District of the City of Mechanicville, Saratoga County, NY BAN 2013, 0.56%, 06/27/14	1,123,609

3,501,498	City School District of the City of Poughkeepsie, Dutschess County, NY BAN 2013, 0.50%, 06/25/14	3,507,850

2,000,000	Greene CSD, Chenango County, NY GO BAN 2013, 0.59%, 06/27/14	2,005,993

4,500,000	Greenport Union Free School District, Suffolk County, NY TAN for 2013-2014 Taxes, 0.42%, 06/26/14	4,519,108

1,935,000	Greenwich CSD, Washington County, NY BAN 2013, 0.54%, 06/26/14	1,937,955

2,400,000	Hadley-Luzerne CSD, Saratoga and Warren Counties, NY BAN 2012, 0.51%, 07/16/14	2,409,222

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT OBLIGATION NOTES AND BONDS (CONTINUED)

$2,000,000	Herkimer CSD, Herkimer County, NY BAN 2013, 0.65%, 04/24/14	$2,003,898

1,916,118	Jordan-Elbridge CSD, Onondaga and Cayuga Counties, NY BAN 2013, 0.62%, 07/24/14	1,925,866

4,000,000	Lafayette CSD, Onondaga County, NY RAN 2013, 0.50%, 06/26/14	4,014,589

2,350,000	Lansing CSD, Tompkins County, NY BAN 2013, 0.40%, 08/01/14	2,361,685

3,500,000	Lewiston-Porter CSD, Niagara County, NY BAN 2013A, 0.55%, 09/18/14	3,523,489

3,000,000	Merrick Union Free School District, Nassau County, NY TAN for 2013-2014 Taxes, 0.36%, 06/20/14	3,013,380

10,677,420	Mexico CSD, Oswego County, NY GO BAN 2013, 0.45%, 07/18/14	10,723,824

1,543,396	Minisink Valley CSD, Orange and Sullivan Counties, NY BAN 2013, 0.50%, 08/07/14	1,553,175

2,190,000	Moriah CSD, Essex County, NY GO BAN 2013, 0.50%, 06/27/14	2,194,003

1,048,861	New Hartford CSD, Oneida County, NY BAN 2013, 0.49%, 10/03/14	1,054,168

1,475,000	Perry CSD, Wyoming County, NY BAN 2013, 0.65%, 06/25/14	1,478,744

3,595,998	Phoenix CSD, Onondaga and Oswego Counties, NY BAN 2013, 0.45%, 06/19/14	3,610,128

4,063,838	Pine Valley CSD, Cattaraugus and Chautauqua Counties, NY BAN 2013, 0.50%, 10/02/14	4,094,073

1,565,635	Sandy Creek CSD, Oswego County, NY BAN 2013, 0.48%, 06/27/14	1,571,624

1,850,000	Schoharie CSD, Schoharie County, NY BAN 2013, 0.54%, 06/27/14	1,856,221

2,351,976	Sidney CSD, Delaware, Chenango and Otsego Counties, NY BAN 2013, 0.51%, 08/01/14	2,361,516

6,277,443	Wappingers CSD, Dutchess and Putnam Counties, NY BAN 2013 Series A, 0.53%, 07/11/14	6,300,173

6,000,000	Wappingers CSD, Dutchess and Putnam Counties, NY TAN 2013, 0.28%, 10/31/13	6,003,520

4,000,000	West Seneca CSD, Erie County, NY BAN 2012, 0.49%, 11/27/13	4,001,600

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT OBLIGATION NOTES AND BONDS (CONTINUED)

$1,134,605	Whitesboro CSD, Oneida and Herkimer Counties, NY BAN 2013, 0.46%, 09/19/14	$1,140,503

2,450,000	Yorktown CSD, Westchester County, NY TAN for 2013-2014 Taxes, 0.29%, 10/31/13	2,450,913

98,046,788	Total Tax Exempt Obligation Notes and Bonds	98,384,340

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (72.61%)

$3,000,000	ABAG Finance Authority for Nonprofit Corporation, CA RB (On Look Senior Health Services) – Series 2008, 0.04%, 08/01/38 LOC Wells Fargo Bank, N.A.	$3,000,000

1,755,000	Adams County IDA, PA RB (Say Plastics, Inc. Project) – Series 2007A, 0.27%, 08/01/32 LOC Wells Fargo Bank, N.A.	1,755,000

4,200,000	Allegheny County IDA, PA Health Care RB (Vincentian Collaborative System) – Series 2008A, 0.08%, 06/01/38 LOC PNC Bank, N.A.	4,200,000

2,500,000	BB&T Municipal Trust Floater Certificates – Series 5000 DLL, 0.17%, 10/01/28 LOC Rabobank Nederland, N.A.	2,500,000

1,960,000	BB&T Municipal Trust Series 2006 (Puerto Rico Electric Power Authority – Series 2008-1 VV), 0.09%, 01/01/27 LOC Branch Banking and Trust Company	1,960,000

2,000,000	BB&T Municipal Trust Series 2011, 0.11%, 09/01/22 LOC Branch Banking and Trust Company	2,000,000

650,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006, 0.28%, 04/15/38 (2) LOC Citibank, N.A.	650,000

1,380,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB (Delta Equine Center, L.L.C. Project) – Series 2007, 0.08%, 01/01/32 (2) LOC Branch Banking and Trust Company	1,380,000

4,000,000	California Infrastructure and Economic Development Bank Refunding RB (Pacific Gas and Electric Company) – Series 2009A, 0.04%, 11/01/26 LOC Mizuho Corporate Bank, Ltd.	4,000,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (CONTINUED)

$4,000,000	California Infrastructure and Economic Development Bank Refunding RB (Pacific Gas and Electric Company) – Series 2009D, 0.01%, 12/01/16 LOC Sumitomo Mitsui Banking Corp.	$4,000,000

2,000,000	California PCFA Pollution Control Refunding RB (Pacific Gas and Electric Company) Series 1996C, 0.06%, 11/01/26 LOC JPMorgan Chase Bank, N.A.	2,000,000

1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999, 0.09%, 07/01/24 LOC PNC Bank, N.A.	1,500,000

1,200,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) – Series 2000, 0.08%, 03/01/30 LOC U.S. Bank, N.A.	1,200,000

4,520,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998, 0.27%, 08/01/30 (2) LOC U.S. Bank, N.A.	4,520,000

4,100,000	City of New York GO Bonds Fiscal 2004 Subseries A-6, 0.07%, 08/01/31 LOC Mizuho Corporate Bank, Ltd.	4,100,000

3,735,000	City of Williamstown, KY RB (Kentucky League of Cities Funding Trust Lease Program) – Series 08A, 0.08%, 07/01/38 LOC U.S. Bank, N.A.	3,735,000

3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003, 0.10%, 08/01/38 (2) LOC Wells Fargo Bank, N.A.	3,000,000

6,000,000	Commonwealth of Puerto Rico Public Improvement Refunding Bonds Sub-Series 2003 C-5-2, 0.07%, 07/01/20 LOC Barclays Bank PLC	6,000,000

2,240,000	Community Development Authority of the City of Manitowoc, WI Housing RB (Southbrook Manor Project) – Series 1998, 0.17%, 05/01/33 (2) LOC Federal Home Loan Bank	2,240,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (CONTINUED)

$735,000	Community Development Authority of the Village of Saukville, WI IDRB (Calibre, Inc. Project) – Series 2004, 0.27%, 09/01/29 LOC BMO Harris Bank N.A.	$735,000

700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) – Series 1993, 0.10%, 08/01/23 (2) LOC BMO Harris Bank N.A.	700,000

2,625,000	County of Jefferson, KY Industrial RRB (Zeochem L.L.C. Project) – Series 2001, 0.22%, 08/01/21 LOC UBS AG	2,625,000

2,445,000	County of Saratoga Industrial Development Agency The Saratoga Hospital Obligated Group Civic Facility RB (The Saratoga Hospital Project – Letter of Credit Secured) – Series 2007A, 0.08%, 12/01/32 LOC HSBC Bank USA, N.A.	2,445,000

10,615,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) – Series 2008, 0.12%, 10/15/40 (2) Guaranteed by Federal National Mortgage Association	10,615,000

4,000,000	Dormitory Authority of the State of New York RB (BlytheDale Children Hospital) – Series 2009, 0.08%, 12/01/36 LOC TD Bank, N.A.	4,000,000

7,665,000	Dormitory Authority of the State of New York RB Highland Community Development Corporation Series 1994B, 0.09%, 07/01/23 LOC HSBC Bank USA, N.A.	7,665,000

2,800,000	Dormitory Authority of the State of New York RB (F.F.T Senior Communities, Inc.) – Series 2012, 0.07%, 07/01/39 LOC HSBC Bank USA, N.A.	2,800,000

1,700,000	Duval County, FL HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003, 0.10%, 11/15/36 (2) Guaranteed by Federal National Mortgage Association	1,700,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (CONTINUED)

$9,060,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015, 0.11%, 05/15/46 (2)	$9,060,000

850,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B, 0.15%, 07/01/17 (2) LOC Branch Banking and Trust Company	850,000

4,600,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006, 0.25%, 07/01/26 (2) LOC Branch Banking and Trust Company	4,600,000

10,000,000	HEFA of the State of Missouri, MO Health Facilities RB (Lutheran Senior Services) – Series 2008, 0.07%, 02/01/39 LOC PNC Bank, N.A.	10,000,000

7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008, 0.07%, 07/01/41 Guaranteed by Federal Home Loan Mortgage Corporation	7,400,000

1,690,000	Housing Authority of the County of Door, WI Housing RB (Big Hill Regency House Project) – Series 1998, 0.17%, 11/01/28 (2) LOC Federal Home Loan Bank	1,690,000

2,930,000	Howard County, MD RB (Glenelg Country School, Inc. Facility) – Series 2008, 0.07%, 07/01/33 LOC PNC Bank, N.A.	2,930,000

2,400,000	Irvine Ranch Water District, CA Consolidated GO’s of Improvement District Nos 105, 140, 240 & 250 – Series 1995, 0.06%, 01/01/21 LOC Sumitomo Mitsui Banking Corp.	2,400,000

1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995, 0.07%, 11/01/25 (2) LOC Bank of Nova Scotia	1,700,000

24,500,000	Long Island Power Authority Electric System GO, NY RB Series 2012D, 0.06%, 12/01/29 LOC TD Bank, N.A.	24,500,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (CONTINUED)

$600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C, 0.07%, 02/15/38	$600,000

1,440,000	Lower Neches Valley Authority IDC, TX RRB (ExxonMobil Project) – Series 2001 Subseries 2001A, 0.06%, 11/01/29	1,440,000

1,085,000	Michigan Strategic Fund Limited Obligation RB (Midbrook Products, Inc. Project) – Series 1994, 0.27%, 10/01/14 (2) LOC PNC Bank, N.A.	1,085,000

4,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) – Series 2010G, 0.03%, 11/01/35	4,000,000

10,675,000	MTA Dedicated Tax Fund Refunding Bonds – Series 2008A Subseries 2008A-2, 0.06%, 11/01/31 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	10,675,000

9,000,000	MTA Transportation RB – Series 2005 D-2, 0.06%, 11/01/35 LOC Landesbank Hessen-Thuringen Girozentrale	9,000,000

9,700,000	Narragansett Bay Commission Wastewater System, RI RRB 2008 Series A, 0.07%, 09/01/34 LOC U.S. Bank, N.A.	9,700,000

3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007, 0.10%, 10/01/37 (2) Guaranteed by Federal Home Loan Mortgage Corporation	3,450,000

1,800,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A, 0.10%, 10/01/30 (2) LOC U.S. Bank, N.A.	1,800,000

2,500,000	New Jersey EDA IDRB (CST Products, LLC Project) – Series 2006, 0.21%, 04/01/26 LOC National Bank of Canada	2,500,000

2,600,000	New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Hospital Project) – Series 2003 A-3, 0.05%, 07/01/23 LOC Wells Fargo Bank, N.A.	2,600,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (CONTINUED)

$3,500,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) – Series A, 0.08%, 09/15/28 (2) Collateralized by Federal National Mortgage Association	$3,500,000

5,000,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (Brookhaven Apartments) – Series 2004 A, 0.09%, 01/01/36 (2) LOC Citibank, N.A.	5,000,000

3,900,000	New York City Industrial Development Agency Civic Facility RB (2004 Jamaica First Parking, LLC Project), 0.08%, 03/01/34 LOC TD Bank, N.A.	3,900,000

16,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3, 0.06%, 11/01/29 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	16,000,000

4,575,000	New York City, NY Adjustable Rate Subseries A-6, 0.08%, 08/01/19 LOC Landesbank Hessen-Thuringen Girozentrale	4,575,000

6,200,000	New York City, NY GO Bonds – Series 1994 E-4, Subseries E4, 0.08%, 08/01/22 LOC BNP Paribas, N.A.	6,200,000

2,900,000	New York City, NY HDC Multi-Family Mortgage RB (White Plains Courtyard Apartments) – Series 2005A, 0.09%, 03/01/38 (2) Guaranteed by Federal Home Loan Mortgage Corporation	2,900,000

5,300,000	New York City, NY IDA Liberty RB (FC Hanson Office Associates, LLC Project) – Series 2004, 0.07%, 12/01/39 LOC Lloyds TSB Bank PLC	5,300,000

1,200,000	New York State Dormitory Authority RB (Cornell University) – Series 2000A, 0.08%, 07/01/29	1,200,000

1,345,000	New York State Dormitory Authority RB (LeMoyne College Project) – Series 2009, 0.07%, 01/01/39 LOC TD Bank, N.A.	1,345,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (CONTINUED)

$10,480,000	New York State Energy Research and Development Authority Facilities RB (Consolidated Edison company of New York, Inc. Project) – Series 2005A-3, 0.06%, 05/01/39 LOC Mizuho Corporate Bank Ltd.	$10,480,000

5,000,000	New York State HFA RB (Tribeca Green Housing) – Series 2003A, 0.11%, 11/01/36 LOC Landesbank Hessen-Thuringen Girozentrale	5,000,000

5,000,000	New York State Housing Finance Agency RB (10 Liberty Street Housing) – 2003 Series A, 0.07%, 05/01/35 Guaranteed by Federal Home Loan Mortgage Corporation	5,000,000

4,000,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A, 0.09%, 05/15/36 (2) Guaranteed by Federal National Mortgage Association	4,000,000

3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A, 0.09%, 05/15/36 (2) Guaranteed by Federal National Mortgage Association	3,900,000

3,100,000	New York State Housing Finance Agency RB (Gotham West Housing) – Series 2011A-2, 0.05%, 05/01/45 LOC Wells Fargo, N.A.	3,100,000

11,000,000	New York State Housing Finance Agency (388 Bridge Street Housing RB) – 2012 Series A, 0.08%, 05/01/46 LOC Manufacturers and Trader Trust Company	11,000,000

2,550,000	Oneida County Industrial Development Agency Civic Facility, NY RB (St. Elizabeth Medical Center Facility) – Series 2006A, 0.09%, 06/01/26 LOC HSBC Bank USA, N.A.	2,550,000

1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) – Series 1997E, 0.08%, 06/01/25 Collateralized by Federal National Mortgage Association	1,000,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (CONTINUED)

$3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) – Series 1995, 0.12%, 05/01/25 LOC Northern Trust Bank	$3,500,000

2,000,000	Pennsylvania EDFA EDRB (Joseph R & Nancy L DelSignore Project) – 2005 Series B-2, 0.16%, 08/01/30 (2) LOC PNC Bank, N.A.	2,000,000

2,890,000	Pittsburg, CA Redevelopment Agency (Los Medanos Community Development Project) – 2004 Series A, 0.06%, 09/01/35 LOC State Street Bank & Trust Company/California State Teachers Retirement System	2,890,000

7,800,000	Public Finance Authority Midwestern Disaster Area, WI RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project), 0.07%, 09/01/36 LOC Farm Credit Service of America / AgriBank Farm Credit Bank	7,800,000

800,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) – Series 2004, 0.15%, 01/01/17 (2) LOC Branch Banking and Trust Company	800,000

1,650,000	South Carolina State Jobs EDA EDRB (Diversified Coating Systems, Inc Project) – Series 2002, 0.15%, 04/01/17 (2) LOC Branch Banking and Trust Company	1,650,000

9,150,000	State of California GO Bonds – Series 2004B-1, 0.06%, 05/01/34 LOC Citibank, N.A.	9,150,000

4,320,000	State of California GO Bonds – Series A-2, 0.05%, 05/01/34 LOC State Street Bank and Trust Company and California State Teacjers Retirement Systems	4,320,000

7,675,000	State of California GO Series A1-2, 0.06%, 05/01/40 LOC Royal Bank of Canada	7,675,000

2,680,000	State of Connecticut HEFA RB (Yale University Issue) – Series V-1, 0.05%, 07/01/36	2,680,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (CONTINUED)

$1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B, 0.13%, 07/01/37 LOC Bank of America, N.A.	$1,800,000

1,800,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series K-1, 0.08%, 07/01/25 LOC JPMorgan Chase Bank, N.A.	1,800,000

6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2, 0.05%, 07/01/29	6,100,000

5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1, 0.06%, 07/01/33	5,500,000

3,700,000	Suffolk County, NY IDA Civic Facility RB (St. Anthony’s High School Civic Facility) – Series 2006, 0.06%, 12/01/36 LOC U.S. Bank, N.A.	3,700,000

800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999, 0.13%, 12/01/19 Guaranteed by Federal Home Loan Mortgage Corporation	800,000

2,335,000	The City of New York Fiscal 2004 Series H-4, 0.05%, 03/01/34 LOC Bank of New York Mellon, N.A.	2,335,000

1,000,000	The City of New York GO Bonds, Fiscal 2008 Series J-6, 0.08%, 08/01/24 LOC Landesbank Hessen-Thuringen Girozentrale	1,000,000

2,500,000	The City of New York GO Bonds, Fiscal 2008 Series L-4, 0.06%, 04/01/38 LOC U.S. Bank, N.A	2,500,000

10,745,000	The City of New York GO Bonds, Fiscal 2012 Series D, Subseries D-3, 0.05%, 10/01/39 LOC Bank of New York Mellon, N.A.	10,745,000

100,000	The City of New York GO Bonds, Fiscal 2012 Series G Subseries G-4, 0.05%, 04/01/42 LOC PNC Bank, N.A.	100,000

3,800,000	The City of New York GO, Fiscal 1994 Series A-7, 0.07%, 08/01/20 LOC JPMorgan Chase Bank, N.A.	3,800,000

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (CONTINUED)

$1,815,000	The County Commission of Cabell County, WV Adjustable Rate Demand Commercial Development RB (Valley Health Systems, Inc. Project)) – Series 2006A, 0.21%, 01/01/32 LOC JPMorgan Chase Bank, N.A.	$1,815,000

2,710,000	The Economic Development Corporation of the City of Lapeer, MI RB (H & H Tool, Inc. Project) – Series 2007, 0.10%, 01/01/37 LOC PNC Bank, N.A	2,710,000

3,800,000	The Trust for Cultural Resources of the City of New York RB (WNYC Radio, Inc.) – Series 2006, 0.05%, 04/01/26 LOC Wells Fargo Bank, N.A.	3,800,000

4,700,000	The Trust for Cultural Resources of the City of New York RRB (Lincoln Center for the Performing Arts, Inc.) – 2008A-2, 0.05%, 12/01/35 LOC Bank of New York Mellon, N.A.	4,700,000

7,095,000	The Trust for Cultural Resources of the of the County of Onondaga, Onondaga County, NY RB (Syracuse University Project) – Series 2010A, 0.06%, 12/01/29 LOC Wells Fargo Bank, N.A.	7,095,000

3,200,000	Three Valleys Municipal Water District, NY COP (Miramar Water Treatment, Water Transmission and Hydroelectric Generating Facilities Projects), 0.08%, 11/01/14 LOC Wells Fargo Bank, N.A.	3,200,000

1,500,000	Town of Riverhead, NY IDA RB (Altaire Pharmaceuticals, Inc. Facility) – Series 1998, 0.10%, 10/01/13 (2) LOC Bank of New York Mellon, N.A.	1,500,000

6,295,000	Triborough Bridge and Tunnel Authority RB Series 2001B, 0.07%, 01/01/32 LOC State Street Bank & Trust Company	6,295,000

160,000	University of North Carolina at Chapel Hill RB – Series 2001B, 0.05%, 12/01/25	160,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (CONTINUED)

$800,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) – Series 2003-A, 0.21%, 06/01/25 (2) LOC Bank of America, N.A.	$800,000

15,600,000	Utah Transit Authority Subordinated Sales Tax RB, Series 2006B, 0.06%, 06/15/36 LOC BNP Paribas, N.A.	15,600,000

3,600,000	Washington Health Care Facilities Authority RB (MultiCare Health System) – Series 2007D, 0.06%, 08/15/41 LOC Barclays Bank PLC	3,600,000

2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) – Series 2006, 0.10%, 12/15/40 (2) Guaranteed by Federal National Mortgage Association	2,700,000

8,005,000	Washington State HFC Nonprofit Housing RB (Rockwood Retirement Communities Program) – Series 2002, 0.06%, 01/01/34 LOC Wells Fargo Bank, N.A.	8,005,000

3,455,000	Wisconsin HEFA RB (Cedar Crest Inc. Project) – Series 2006, 0.07%, 07/01/31 LOC BMO Harris Bank N.A.	3,455,000

443,035,000	Total Tax Exempt Variable Rate Demand Instruments	443,035,000

	Total Investments (99.96%)	609,887,340
	(cost $609,887,340†)
	Cash and other assets, net of liabilities (0.04%)	265,260

	Net Assets (100.00%)	$610,152,600

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

2)	Security subject to alternative minimum tax.

KEY:

BAN	= Bond Anticipation Note
COP	= Certificates of Participation
CSD	= Central School District
EDA	= Economic Development Authority
EDFA	= Economic Development Finance Authority
EDRB	= Economic Development Revenue Bond
GO	= General Obligation
HDC	= Housing Development Corporation
HEFA	= Health and Education Facilities Authority
HFA	= Housing Finance Authority
HFC	= Housing Finance Commission
IDA	= Industrial Development Authority
IDC	= Industrial Development Corporation
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
MTA	= Metropolitan Transportation Authority
PCFA	= Pollution Control Finance Authority
RAN	= Revenue Anticipation Note
RB	= Revenue Bond
RRB	= Revenue Refunding Bonds
TAN	= Tax Anticipation Note

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2013 (Unaudited) (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$511,503,000	83.87%
31 through 60 Days	12,456,033	2.04
61 through 90 Days	-0-	-0-
91 through 120 Days	7,103,324	1.17
121 through 180 Days	-0-	-0-
181 through 397 Days	78,824,983	12.92
Total	$609,887,340	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (UNAUDITED)

States	Value	% of Portfolio
California	$44,635,000	7.32%
Colorado	3,000,000	0.49
Connecticut	18,580,000	3.05
Florida	7,700,000	1.26
Georgia	18,015,000	2.95
Illinois	2,300,000	0.38
Kentucky	27,160,000	4.45
Louisiana	1,380,000	0.23
Maryland	30,748,000	5.04
Michigan	3,795,000	0.62
Mississippi	4,000,000	0.66
Missouri	10,000,000	1.64
Nevada	5,250,000	0.86
New Jersey	5,100,000	0.84
New York	306,089,340	50.19
North Carolina	960,000	0.16
Pennsylvania	7,955,000	1.30
Puerto Rico	7,960,000	1.30
Rhode Island	9,700,000	1.59
South Carolina	1,650,000	0.27
Tennessee	25,650,000	4.21
Texas	1,440,000	0.24
Utah	15,600,000	2.56
Virginia	3,100,000	0.51
Washington	14,305,000	2.34
West Virginia	1,815,000	0.30
Wisconsin	20,440,000	3.35
Other Territories	11,560,000	1.89
Total	$609,887,340	100.00%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities September 30, 2013 (Unaudited)

	Daily Income Fund Money Market Portfolio	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio	Daily Income Fund Municipal Portfolio
: Assets
Investments in securities, at amortized cost (Note 1)	$6,040,941,031	$874,965,043	$1,335,216,846	$609,887,340
Repurchase agreements	707,000,000	1,112,000,000	665,000,000	—
Cash	118,494	739,745	994,710	8,321,759
Accrued interest receivable	1,472,170	240,386	46,205	259,662
Prepaid expenses	195,087	72,095	51,871	42,831

Total assets	6,749,726,782	1,988,017,269	2,001,309,632	618,511,592

: Liabilities
Payable to affiliates (Note 2)	1,034,969	5,000	116,673	35,651
Securities purchase payable	—	—	—	8,161,621
Accrued expenses	1,150,694	320,608	372,548	160,069
Dividends payable	40,392	3,847	8,046	1,651

Total liabilities	2,226,055	329,455	497,267	8,358,992

Net assets	$6,747,500,727	$1,987,687,814	$2,000,812,365	$610,152,600

: Source of Net Assets
Net capital paid in on share of capital stock (Note 5)	$6,747,318,610	$1,987,684,278	$2,000,805,834	$610,151,592
Accumulated undistributed net investment income	—	—	4,987	—
Accumulated net realized gain (loss)	182,117	3,536	1,544	1,008

Net assets	$6,747,500,727	$1,987,687,814	$2,000,812,365	$610,152,600

NET ASSET VALUE, PER SHARE (NOTE 5):

	Daily Income Fund Money Market Portfolio			Daily Income Fund U.S. Treasury Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$416,564,229	416,548,436	$1.00	$901,897,943	901,924,156	$1.00
Institutional Service Shares	$56,101,331	56,099,204	$1.00	$203,858,827	203,864,752	$1.00
Investor Shares	$143,999,783	143,994,324	$1.00	$225,938,653	225,945,219	$1.00
Investor Service Shares	$274,611,396	274,600,985	$1.00	$162,291,753	162,296,470	$1.00
Retail Shares	$2,159,512,845	2,159,430,973	$1.00	$76,764,393	76,766,624	$1.00
Advantage Shares	$1,950,839,571	1,950,765,610	$1.00	—	—	—
Xpress Shares	$275,740,254	275,729,800	$1.00	—	—	—
Fiduciary Shares	$1,116,556,425	1,116,514,093	$1.00	$268,213,562	268,221,358	$1.00
Investor Select Shares	$353,574,893	353,561,489	$1.00	$148,722,683	148,727,006	$1.00

Total	$6,747,500,727	6,747,244,914		$1,987,687,814	1,987,745,585

	Daily Income Fund U.S. Government Portfolio			Daily Income Fund Municipal Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$22,910,740	22,911,390	$1.00	$905,997	906,321	$1.00
Institutional Service Shares	$132,792,617	132,796,387	$1.00	$3,082,177	3,083,279	$1.00
Investor Service Shares	—	—	—	$52,100,808	52,119,430	$1.00
Retail Shares	$294,367,452	294,375,809	$1.00	$239,830,441	239,916,164	$1.00
Advantage Shares	$1,017,892,224	1,017,921,124	$1.00	$314,233,177	314,345,493	$1.00
Fiduciary Shares	$473,488,819	473,502,262	$1.00	—	—	—
Investor Select Shares	$59,360,513	59,362,199	$1.00	—	—	—

Total	$2,000,812,365	2,000,869,171		$610,152,600	610,370,687

The accompanying notes are an integral part of these financial statements.

Statements of Operations Six Months Ended September 30, 2013 (Unaudited)

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
: Investment Income
INCOME:
Interest	$6,254,738		$509,166	$1,314,433		$534,382

EXPENSES: (NOTE 2)
Investment management fee	2,996,618		907,170	1,124,328		372,370
Administration fee	1,248,591		377,987	468,470		155,154
Shareholder servicing fee (Institutional Service Shares)	82,192		228,593	162,054		3,728
Shareholder servicing fee (Investor Shares)	183,119		282,799	—		—
Shareholder servicing fee (Investor Service Shares)	334,961		189,522	—		65,599
Shareholder servicing fee (Retail Shares)	1,589,006		94,306	505,253		317,085
Shareholder servicing fee (Advantage Shares)	2,290,449		—	1,310,408		387,707
Shareholder servicing fee (Xpress Shares)	336,943		—	—		—
Shareholder servicing fee (Fiduciary Shares)	579,814		135,024	298,125		—
Shareholder servicing fee (Investor Select Shares)	174,963		74,634	38,452		—
Distribution fee (Investor Shares)	146,496		226,239	—		—
Distribution fee (Investor Service Shares)	602,930		341,139	—		118,078
Distribution fee (Retail Shares)	4,131,414		245,196	1,313,658		824,421
Distribution fee (Advantage Shares)	6,871,348		—	3,931,225		1,163,121
Distribution fee (Xpress Shares)	1,010,829		—	—		—
Distribution fee (Fiduciary Shares)	231,925		54,010	119,250		—
Distribution fee (Investor Select Shares)	244,948		104,488	53,833		—
Custodian	142,963		25,264	29,068		12,798
Shareholder servicing and related shareholder	844,923	(a)	280,787 (b)	242,284	(c)	108,532	(d)
Legal, compliance and filing fees	422,771		106,945	92,891		55,709
Audit and accounting	185,991		94,976	102,137		59,908
Trustees’ fees and expenses	149,425		47,811	57,692		21,103
Others	46,541		19,072	16,846		7,224

Total expenses	24,849,160		3,835,962	9,865,974		3,672,537
Less: Fees waived (Note 2)	(19,109,135)		(3,344,079)	(8,645,343)		(3,169,087)

Net expenses	5,740,025		491,883	1,220,631		503,450

Net investment income	514,713		17,283	93,802		30,932

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	311,662		(3,140)	20,122		648

Increase in net assets from operations	$826,375		$14,143	$113,924		$31,580

(a)	Includes class specific transfer agency expenses of $57,224, $4,398, $37,497, $68,088, 318,067, 115,963 and $34,993 for the Institutional, Institutional Service, Investor, Investor Service, Retail, Fiduciary and Investor Select Shares, respectively.
(b)	Includes class specific transfer agency expenses of $71,124, $18,914, $57,074, $39,448, $18,269, 27,005 and $14,927 for the Institutional, Institutional Service, Investor, Investor Service, Retail, Fiduciary and Investor Select Shares, respectively.
(c)	Includes class specific transfer agency expenses of $2,955, $12,165, $103,493, $59,625 and $7,690 for the Institutional, Institutional Service, Retail, Fiduciary and Investor Select Shares, respectively.
(d)	Includes class specific transfer agency expenses of $143, $298, $14,269 and $63,983 for the Institutional, Institutional Service, Investor Service and Retail Shares, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$514,713	$985,115	$17,283	$116,388
Net realized gain (loss) on investments	311,662	1,333,095	(3,140)	9,254

Increase in net assets from operations	826,375	2,318,210	14,143	125,642

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(139,939)	(488,299)	(7,115)	(67,203)
Institutional Service Shares	(3,287)	(7,113)	(1,879)	(17,636)
Investor Shares	(7,323)	(16,284)	(2,131)	(13,831)
Investor Service Shares	(13,394)	(24,399)	(1,411)	(12,227)
Retail Shares	(63,535)	(86,439)	(734)	(5,491)
Advantage Shares	(183,197)	(335,408)	—	—
Xpress Shares	(13,473)	(27,173)	—	—
Fiduciary Shares	(69,571)	—	(2,583)	—
Investor Select Shares	(20,994)	—	(1,430)	—

Total dividends to shareholders	(514,713)	(985,115)	(17,283)	(116,388)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	—	—
Institutional Service Shares	—	—	—	—
Investor Shares	—	—	—	—
Investor Service Shares	—	—	—	—
Retail Shares	—	—	—	—
Advantage Shares	—	—	—	—
Xpress Shares	—	—	—	—
Fiduciary Shares	—	—	—	—
Investor Select Shares	—	—	—	—

Total dividends to shareholders	—	—	—	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	135,341,147	(26,412,668)	325,757,848	(114,563,587)
Institutional Service Shares	(8,382,675)	(19,077,343)	40,338,643	(78,312,169)
Investor Shares	(2,726,208)	(20,192,823)	17,024,296	2,341,374
Investor Service Shares	3,652,579	50,759,159	9,494,460	(2,338,181)
Retail Shares	1,257,109,496	79,621,917	(10,789,256)	58,306,776
Advantage Shares	153,750,513	247,705,688	—	—
Xpress Shares	(7,096,739)	(757,093)	—	—
Fiduciary Shares	1,116,517,424	—	268,210,204	—
Investor Select Shares	353,562,544	—	148,720,821	—

Total capital share transactions	3,001,728,081	311,646,837	798,757,016	(134,565,787)

Total increase/(decrease)	3,002,039,743	312,979,932	798,753,876	(134,556,533)

NET ASSETS:
Beginning of period	3,745,460,984	3,432,481,052	1,188,933,938	1,323,490,471

End of period	$6,747,500,727	$3,745,460,984	$1,987,687,814	$1,188,933,938

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$93,802	$143,648	$30,932	$84,746
Net realized gain (loss) on investments	20,122	52,089	648	867

Increase in net assets from operations	113,924	195,737	31,580	85,613

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(1,249)	(7,819)	(66)	(1,028)
Institutional Service Shares	(6,481)	(8,933)	(150)	(193)
Investor Service Shares	—	—	(2,617)	(7,254)
Retail Shares	(20,207)	(30,144)	(12,641)	(36,558)
Advantage Shares	(52,405)	(96,752)	(15,458)	(39,713)
Fiduciary Shares	(11,922)	—	—	—
Investor Select Shares	(1,538)	—	—	—

Total dividends to shareholders	(93,802)	(143,648)	(30,932)	(84,746)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	—	—	—
Institutional Service Shares	—	—	—	—
Investor Service Shares	—	—	—	—
Retail Shares	—	—	—	—
Advantage Shares	—	—	—	—
Fiduciary Shares	—	—	—	—
Investor Select Shares	—	—	—	—

Total dividends to shareholders	—	—	—	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	247,003	(19,695,957)	(4,364,358)	58,827
Institutional Service Shares	5,369,683	65,217,878	6,256	3,077,023
Investor Service Shares	—	—	230,625	(1,942,076)
Retail Shares	(25,338,448)	35,744,584	5,102,668	55,516,274
Advantage Shares	(32,549,160)	168,516,725	3,053,544	105,164,905
Fiduciary Shares	473,497,529	—	—	—
Investor Select Shares	59,361,606	—	—	—

Total capital share transactions	480,588,213	249,783,230	4,028,735	161,874,953

Total increase/(decrease)	480,608,335	249,835,319	4,029,383	161,875,820

NET ASSETS:
Beginning of period	1,520,204,030	1,270,368,711	606,123,217	444,247,397

End of period	$2,000,812,365	$1,520,204,030	$610,152,600	$606,123,217

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$4,987	$4,987	$—	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

:	Daily Income Fund Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
			2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.001	0.001	0.001	0.003	0.024
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.001	0.001	0.001	0.003	0.024

Less dividends/distributions from:
Net investment income*	(0.000)		(0.001)	(0.001)	(0.001)	(0.003)	(0.024)
Net realized gain on investment*	—		—	—	—	—	(0.000)

Total distributions	(0.000)		(0.001)	(0.001)	(0.001)	(0.003)	(0.024)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.03%	(a)	0.10%	0.08%	0.11%	0.29%	2.46%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$416,564		$281,203	$307,495	$227,901	$221,078	$295,039
Ratio to average net assets:**
Net investment income	0.05%	(c)	0.10%	0.07%	0.11%	0.26%	2.52%
Expenses (net of fees waived) (b)	0.20%	(c)	0.20%	0.22%	0.25%	0.25%	0.22%
Management and administration fees waived	0.02%	(c)	0.02%	0.01%	0.00%	0.01%	0.06%
Shareholder servicing and distribution fees waived	—		—	—	—	—	—
Transfer agency fees waived	0.02%	(c)	0.02%	0.01%	0.00%	0.01%	0.01%
Expenses paid indirectly	—		—	—	—	—	0.00%
	Investor Service Shares[1]
	Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
			2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.017
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.017

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.017)
Net realized gain on investment*	—		—	—	—	—	(0.000)

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.017)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.00%	0.00%	0.02%	1.71%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$274,611		$270,944	$220,100	$351,736	$278,303	$262,237
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.01%	0.00%	0.00%	0.02%	1.71%
Expenses (net of fees waived) (b)	0.24%	(c)	0.29%	0.28%	0.36%	0.52%	0.96%
Management and administration fees waived	0.02%	(c)	0.02%	0.01%	0.00%	0.01%	0.06%
Shareholder servicing and distribution fees waived	0.70%	(c)	0.66%	0.67%	0.62%	0.47%	0.03%
Transfer agency fees waived	0.01%	(c)	0.00%	0.01%	0.00%	—	—
Expenses paid indirectly	—		—	—	—	—	0.00%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares							Investor Shares
Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,					Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
		2013	2012	2011	2010	2009			2013	2012	2011	2010	2009

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.000	0.001	0.022	0.000		0.000	0.000	0.000	0.001	0.020
0.000		0.000	0.000	0.000	0.000	0.000	0.000		0.000	0.000	0.000	0.000	0.000

0.000		0.000	0.000	0.000	0.001	0.022	0.000		0.000	0.000	0.000	0.001	0.020

(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.022)	(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.020)
—		—	—	—	—	(0.000)	—		—	—	—	—	(0.000)

(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.022)	(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.020)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.01%	0.00%	0.00%	0.12%	2.21%	0.01%	(a)	0.01%	0.00%	0.00%	0.06%	2.01%

$56,101		$64,481	$83,525	$158,401	$235,431	$199,697	$144,000		$146,718	$166,845	$191,794	$215,983	$337,701

0.01%	(c)	0.01%	0.00%	0.00%	0.09%	2.31%	0.01%	(c)	0.01%	0.00%	0.00%	0.07%	1.96%
0.24%	(c)	0.29%	0.28%	0.36%	0.42%	0.47%	0.24%	(c)	0.29%	0.28%	0.36%	0.50%	0.68%
0.02%	(c)	0.02%	0.01%	0.00%	0.01%	0.06%	0.02%	(c)	0.02%	0.01%	0.00%	0.01%	0.06%
0.23%	(c)	0.18%	0.21%	0.15%	0.09%	0.01%	0.45%	(c)	0.41%	0.42%	0.37%	0.24%	0.04%
—		0.00%	0.00%	—	—	—	0.01%	(c)	0.00%	0.01%	0.00%	—	—
—		—	—	—	—	0.00%	—		—	—	—	—	0.00%

Retail Shares
Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
		2013	2012	2011	2010	2009

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.000	0.000	0.016
0.000		0.000	0.000	0.000	0.000	0.000

0.000		0.000	0.000	0.000	0.000	0.016

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.016)
—		—	—	—	—	(0.000)

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.016)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.01%	0.00%	0.00%	0.01%	1.65%

$2,159,513		$902,309	$822,368	$914,654	$1,051,014	$1,384,774

0.01%	(c)	0.01%	0.00%	0.00%	0.01%	1.64%
0.24%	(c)	0.29%	0.28%	0.36%	0.55%	1.02%
0.02%	(c)	0.02%	0.01%	0.00%	0.01%	0.06%
0.90%	(c)	0.86%	0.87%	0.83%	0.65%	0.14%
0.01%	(c)	0.00%	0.01%	0.00%	—	—
—		—	—	—	—	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Money Market Portfolio (Continued)

	Advantage Shares
	Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
			2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.001	0.001	0.016
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.001	0.001	0.016

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.001)	(0.001)	(0.016)
Net realized gain on investment*	—		—	—	—	—	(0.000)

Total distributions	(0.000)		(0.000)	(0.000)	(0.001)	(0.001)	(0.016)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.02%	0.03%	0.05%	0.05%	1.63%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,950,840		$1,796,984	$1,548,680	$1,549,602	$1,574,427	$1,704,903
Ratio to average net assets:**
Net investment income	0.02%	(c)	0.02%	0.03%	0.05%	0.05%	1.70%
Expenses (net of fees waived) (b)	0.23%	(c)	0.28%	0.26%	0.31%	0.49%	1.04%
Management and administration fees waived	0.02%	(c)	0.02%	0.01%	0.00%	0.01%	0.06%
Shareholder servicing and distribution fees waived	0.97%	(c)	0.92%	0.95%	0.93%	0.75%	0.17%
Transfer agency fees waived	—		—	—	—	—	—
Expenses paid indirectly	—		—	—	—	—	0.00%

:	Daily Income Fund U.S. Treasury Portfolio

	Institutional Shares
	Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
			2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.001	0.010
Net realized and unrealized gain (loss) on investments*	(0.000)		0.000	(0.000)	0.000	—	—

Total from investment operations	0.000		0.000	0.000	0.000	0.001	0.010

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.010)
Net realized gain on investment*	—		—	—	(0.000)	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.01%	0.00%	0.00%	0.07%	0.97%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$901,898		$576,142	$690,702	$473,133	$499,667	$526,947
Ratio to average net assets:**
Net investment income	0.00%	(c)	0.01%	0.00%	0.00%	0.08%	0.93%
Expenses (net of fees waived) (b)	0.07%	(c)	0.16%	0.11%	0.22%	0.21%	0.23%
Management and administration fees waived	0.15%	(c)	0.06%	0.11%	0.03%	0.06%	0.03%
Shareholder servicing and distribution fees waived	—		—	—	—	—	—
Transfer agency fees waived	0.02%	(c)	0.02%	0.02%	0.02%	0.01%	—
Expenses paid indirectly	—		—	—	—	—	0.00%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Xpress Shares							Fiduciary Shares		Investor Select Shares
Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,					From July 22, 2013 (commencement of operation) to September 30, 2013 (Unaudited)		From June 25, 2013 (commencement of operation) to September 30, 2013 (Unaudited)
		2013	2012	2011	2010	2009

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

0.000		0.000	0.000	0.000	0.000	0.014	0.000		0.000
0.000		0.000	0.000	0.000	0.000	0.000	0.000		0.000

0.000		0.000	0.000	0.000	0.000	0.014	0.000		0.000

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.014)	(0.000)		(0.000)
—		—	—	—	—	(0.000)	—		—

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.014)	(0.000)		(0.000)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

0.01%	(a)	0.01%	0.01%	0.02%	0.02%	1.40%	0.01%	(a)	0.01%	(a)

$275,740		$282,822	$283,468	$276,727	$282,144	$271,167	$1,116,557		$353,575

0.01%	(c)	0.01%	0.01%	0.02%	0.02%	1.40%	0.03%	(c)	0.03%	(c)
0.24%	(c)	0.29%	0.28%	0.34%	0.53%	1.27%	0.21%	(c)	0.21%	(c)
0.02%	(c)	0.02%	0.01%	0.00%	0.01%	0.06%	0.02%	(c)	0.02%	(c)
0.96%	(c)	0.91%	0.93%	0.90%	0.71%	0.00%	0.35%	(c)	0.60%	(c)
—		—	—	—	—	—	0.04%	(c)	0.04%	(c)
—		—	—	—	—	0.00%	—		—

Institutional Service Shares						Investor Shares
Six Months Ended September 30, 2013 (Unaudited)	Years Ended March 31,					Six Months Ended September 30, 2013 (Unaudited)	Years Ended March 31,
	2013	2012	2011	2010	2009		2013	2012	2011	2010	2009

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.000	0.000	0.000	0.000	0.000	0.007	0.000	0.000	0.000	0.000	0.000	0.006
(0.000)	0.000	(0.000)	0.000	—	—	(0.000)	0.000	(0.000)	0.000	—	—

0.000	0.000	0.000	0.000	0.000	0.007	0.000	0.000	0.000	0.000	0.000	0.006

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.007)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.006)
—	—	—	(0.000)	—	—	—	—	—	(0.000)	—	—

(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.007)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.006)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	0.01%	0.00%	0.00%	0.01%	0.75%	0.00%	0.01%	0.00%	0.00%	0.00%	0.65%

$203,859	$163,522	$241,833	$223,950	$251,926	$233,270	$225,939	$208,916	$206,573	$179,546	$198,429	$212,706

0.00%	0.01%	0.00%	0.00%	0.01%	0.83%	0.00%	0.01%	0.00%	0.00%	0.00%	0.68%
0.07%	0.16%	0.10%	0.22%	0.26%	0.44%	0.07%	0.16%	0.11%	0.22%	0.27%	0.55%
0.15%	0.06%	0.11%	0.03%	0.06%	0.03%	0.15%	0.06%	0.11%	0.03%	0.06%	0.03%
0.25%	0.25%	0.25%	0.25%	0.19%	0.03%	0.45%	0.45%	0.45%	0.45%	0.40%	0.15%
0.02%	0.02%	0.02%	0.01%	0.01%	—	0.05%	0.05%	0.05%	0.04%	0.03%	—
—	—	—	—	—	0.00%	—	—	—	—	—	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Treasury Portfolio (Continued)

	Investor Service Shares[1]
	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.005
Net realized and unrealized gain (loss) on investments*	(0.000)		0.000	(0.000)	0.000	—	—

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.005

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.005)
Net realized gain on investment*	—		—	—	(0.000)	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.01%	0.00%	0.00%	0.00%	0.51%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$162,292		$152,799	$155,136	$143,733	$191,847	$188,138
Ratio to average net assets:**
Net investment income	0.00%	(c)	0.01%	0.00%	0.00%	0.00%	0.54%
Expenses (net of fees waived) (b)	0.07%	(c)	0.16%	0.11%	0.22%	0.27%	0.70%
Management and administration fees waived	0.15%	(c)	0.06%	0.11%	0.03%	0.06%	0.03%
Shareholder servicing and distribution fees waived	0.70%	(c)	0.70%	0.70%	0.70%	0.65%	0.26%
Transfer agency fees waived	0.05%	(c)	0.05%	0.05%	0.05%	0.03%	—
Expenses paid indirectly	—		—	—	—	—	0.00%

:	Daily Income Fund U.S. Government Portfolio

	Institutional Shares[2]
	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,			For the period May 5, 2009 through March 31, 2010		For the period April 1, 2008 through December 11, 2008
			2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income*	0.000		0.001	0.000	0.000	0.002		0.012
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	—		(0.000)

Total from investment operations	0.000		0.001	0.000	0.000	0.002		0.012

Less dividends/distributions from:
Net investment income*	(0.000)		(0.001)	(0.000)	(0.000)	(0.002)		(0.012)
Net realized gain on investment*	—		—	—	—	—		—

Total distributions	(0.000)		(0.001)	(0.000)	(0.000)	(0.002)		(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

TOTAL RETURN	0.01%	(a)	0.05%	0.01%	0.04%	0.17%	(a)	1.24%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$22,911		$22,663	$42,357	$32,219	$90,506		$-0-
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.05%	0.01%	0.04%	0.17%	(c)	1.76%	(c)
Expenses (net of fees waived)	0.13%	(c)	0.20%	0.20%	0.25%	0.25%	(c)	0.25%	(c)
Management and administration fees waived	0.08%	(c)	0.01%	0.03%	0.00%	0.02%	(c)	0.05%	(c)
Shareholder Servicing and Distribution fees waived	—		—	—	—	—		—
Transfer agency fees waived	0.02%	(c)	0.02%	0.02%	—	—		—

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares
2.	Shares were fully liquidated on December 11, 2008 and became active on May 5, 2009.
(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Retail Shares							Fiduciary Shares		Investor Select Shares
Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,					From July 22, 2013 (commencement of operation) to September 30, 2013 (Unaudited)		From June 26, 2013 (commencement of operation) to September 30, 2013 (Unaudited)
		2013	2012	2011	2010	2009

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

0.000		0.000	0.000	0.000	0.000	0.005	0.000		0.000
(0.000)		0.000	(0.000)	0.000	—	—	(0.000)		(0.000)

0.000		0.000	0.000	0.000	0.000	0.005	0.000		0.000

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.005)	(0.000)		(0.000)
—		—	—	(0.000)	—	—	—		—

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.005)	(0.000)		(0.000)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

0.00%	(a)	0.01%	0.00%	0.00%	0.00%	0.46%	0.00%	(a)	0.00%	(a)

$76,764		$87,555	$29,246	$14,906	$23,249	$10,410	$268,213		$148,723

0.00%	(c)	0.01%	0.00%	0.00%	0.00%	0.46%	0.00%	(c)	0.00%	(c)
0.07%	(c)	0.16%	0.11%	0.22%	0.25%	0.73%	0.04%	(c)	0.04%	(c)
0.15%	(c)	0.06%	0.11%	0.03%	0.06%	0.03%	0.15%	(c)	0.15%	(c)
0.90%	(c)	0.90%	0.90%	0.90%	0.87%	0.44%	0.35%	(c)	0.60%	(c)
0.05%	(c)	0.05%	0.05%	0.05%	0.02%	—	0.05%	(c)	0.05%	(c)
—		—	—	—	—	0.00%	—		—

Institutional Service Shares							Retail Shares
Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,					Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
		2013	2012	2011	2010	2009			2013	2012	2011	2010	2009

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.000	0.001	0.012	0.000		0.000	0.000	0.000	0.000	0.007
0.000		0.000	0.000	0.000	—	(0.000)	0.000		0.000	0.000	0.000	—	(0.000)

0.000		0.000	0.000	0.000	0.001	0.012	0.000		0.000	0.000	0.000	0.000	0.007

(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.012)	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.007)
—		—	—	—	—	—	—		—	—	—	—	—

(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.012)	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.007)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.01%	0.00%	0.00%	0.09%	1.23%	0.01%	(a)	0.01%	0.00%	0.00%	0.01%	0.71%

$132,793		$127,421	$62,202	$66,183	$73,383	$283	$294,367		$319,699	$283,942	$219,973	$189,069	$208,912

0.01%	(c)	0.01%	0.00%	0.00%	0.00%	1.35%	0.01%	(c)	0.01%	0.01%	0.00%	0.00%	0.60%
0.13%	(c)	0.23%	0.20%	0.28%	0.30%	0.47%	0.13%	(c)	0.23%	0.20%	0.28%	0.48%	0.99%
0.08%	(c)	0.01%	0.03%	0.00%	0.02%	0.05%	0.08%	(c)	0.01%	0.03%	0.00%	0.02%	0.05%
0.25%	(c)	0.23%	0.25%	0.22%	0.20%	—	0.90%	(c)	0.90%	0.90%	0.89%	0.70%	0.17%
0.02%	(c)	0.01%	0.02%	0.00%	—	—	0.05%	(c)	0.02%	0.04%	0.01%	0.00%	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund U.S. Government Portfolio (Continued)

	Advantage Shares
	Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
			2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.007
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	—	(0.000)

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.007

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.007)
Net realized gain on investment*	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.01%	0.01%	0.02%	0.70%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,017,892		$1,050,421	$881,868	$882,200	$867,087	$970,310
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.01%	0.01%	0.01%	0.01%	0.66%
Expenses (net of fees waived)	0.13%	(c)	0.24%	0.19%	0.27%	0.47%	0.99%
Management and administration fees waived	0.08%	(c)	0.01%	0.03%	0.00%	0.02%	0.05%
Shareholder Servicing & Distribution fees waived	1.00%	(c)	0.96%	1.00%	0.95%	0.76%	0.21%
Transfer agency fees waived	—		—	—	—	—	—

:	Daily Income Fund Municipal Portfolio

	Institutional Shares
	Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
			2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.002	0.004	0.019
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	(0.000)	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.002	0.004	0.019

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.002)	(0.004)	(0.019)
Net realized gain on investment*	—		—	—	(0.000)	(0.000)	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.002)	(0.004)	(0.019)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.02%	0.03%	0.19%	0.42%	1.96%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$906		$5,269	$5,209	$5,171	$25,344	$4,061
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.02%	0.03%	0.22%	0.27%	1.93%
Expenses (net of fees waived) (b)	0.22%	(c)	0.22%	0.25%	0.25%	0.25%	0.23%
Management and administration fees waived	0.07%	(c)	0.03%	0.03%	0.05%	0.07%	0.10%
Shareholder Servicing and Distribution fees waived	—		—	—	—	—	—
Transfer Agency Account fees waived	0.02%	(c)	0.02%	0.01%	—	—	—
Expenses paid indirectly	—		0.00%	0.00%	0.00%	—	0.00%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized
1.	Shares were fully liquidated on December 22, 2009 and became active on November 2, 2012.
2.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares

The accompanying notes are an integral part of these financial statements.

Fiduciary Shares		Investor Select Shares
From July 22, 2013 (commencement of operation) to September 30, 2013 (Unaudited)		From July 22, 2013 (commencement of operation) to September 30, 2013 (Unaudited)

$1.00		$1.00

0.000		0.000
0.000		0.000

0.000		0.000

(0.000)		(0.000)
—		—

(0.000)		(0.000)

$1.00		$1.00

0.00%	(a)	0.00%	(a)

$473,489		$59,360

0.01%	(c)	0.01%	(c)
0.11%	(c)	0.11%	(c)
0.08%	(c)	0.08%	(c)
0.35%	(c)	0.60%	(c)
0.05%	(c)	0.05%	(c)

Institutional Service Shares[1]							Investor Service Shares[2]
Six Months Ended September 30, 2013 (Unaudited)		For the period November 2, 2012 through March 31, 2013		For the period April 1, 2009 through December 21, 2009		Year Ended March 31, 2009	Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
									2013	2012	2011	2010	2009

$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000		0.002		0.017	0.000		0.000	0.000	0.000	0.001	0.014
0.000		0.000		0.000		0.000	0.000		0.000	0.000	(0.000)	0.000	0.000

0.000		0.000		0.002		0.017	0.000		0.000	0.000	0.000	0.001	0.014

(0.000)		(0.000)		(0.002)		(0.017)	(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.014)
—		—		(0.000)		—	—		—	—	(0.000)	(0.000)	—

(0.000)		(0.000)		(0.002)		(0.017)	(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.014)

$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.01%	(a)	0.18%	(a)	1.70%	0.00%	(a)	0.02%	0.01%	0.00%	0.06%	1.39%

$3,082		$3,076		$-0-		$249	$52,101		$51,870	$53,804	$50,387	$45,068	$60,907

0.01%	(c)	0.01%	(c)	0.26%	(c)	1.69%	0.01%	(c)	0.02%	0.01%	0.00%	0.05%	1.41%
0.16%	(c)	0.18%	(c)	0.50%	(c)	0.48%	0.16%	(c)	0.23%	0.27%	0.44%	0.61%	0.78%
0.07%	(c)	0.03%	(c)	0.07%	(c)	0.10%	0.07%	(c)	0.03%	0.03%	0.05%	0.07%	0.10%
0.25%	(c)	0.25%	(c)	—		—	0.70%	(c)	0.70%	0.03%	—	—	—
0.02%	(c)	0.02%	(c)	0.00%	(c)	0.00%	0.05%	(c)	0.05%	0.69%	0.54%	0.37%	0.17%
—		0.00%	(c)	—		0.00%	—		0.00%	0.00%	0.00%	—	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

:	Daily Income Fund Municipal Portfolio (Continued)

	Retail Shares
	Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
			2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.011
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	(0.000)	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.011

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.011)
Net realized gain on investment*	—		—	—	(0.000)	(0.000)	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.011)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.02%	0.01%	0.00%	0.04%	1.15%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$239,831		$234,729	$179,209	$121,734	$152,582	$151,745
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.02%	0.01%	0.00%	0.02%	1.13%
Expenses (net of fees waived) (b)	0.16%	(c)	0.22%	0.27%	0.45%	0.61%	1.02%
Management and administration fees waived	0.07%	(c)	0.03%	0.03%	0.05%	0.07%	0.10%
Shareholder servicing and distribution fees waived	0.90%	(c)	0.90%	0.89%	0.74%	0.56%	0.13%
Transfer agency fees waived	0.05%	(c)	0.05%	0.03%	—	0.01%	—
Expenses paid indirectly	—		0.00%	0.00%	0.00%	—	0.00%
	Advantage Shares
	Six Months Ended September 30, 2013 (Unaudited)		Years Ended March 31,
			2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.001	0.001	0.011
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	(0.000)	0.000	(0.000)

Total from investment operations	0.000		0.000	0.000	0.001	0.001	0.011

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.001)	(0.001)	(0.011)
Net realized gain on investment*	—		—	—	(0.000)	(0.000)	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.001)	(0.001)	(0.011)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.02%	0.03%	0.05%	0.08%	1.12%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$314,233		$311,179	$206,025	$182,277	$212,071	$186,442
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.02%	0.03%	0.05%	0.05%	1.12%
Expenses (net of fees waived) (b)	0.16%	(c)	0.22%	0.25%	0.40%	0.57%	1.04%
Management and administration fees waived	0.07%	(c)	0.03%	0.03%	0.05%	0.07%	0.10%
Shareholder servicing and distribution fees waived	1.00%	(c)	1.00%	0.99%	0.83%	0.66%	0.16%
Expenses paid indirectly	—		0.00%	0.00%	0.00%	—	0.00%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Notes to the Financial Statements (Unaudited)

1: Summary of Accounting Policies

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund comprises four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as a “Portfolio”). The RNT Natixis Liquid Prime Portfolio was fully liquidated on September 5, 2013. The investment objective of the Money Market, U.S. Treasury and U.S. Government Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the Portfolios will achieve their objectives. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service (formerly Short Term Income) and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Advantage, Xpress, Fiduciary and Investor Select shares, the U.S. Government Portfolio includes the Advantage, Fiduciary and Investor Select shares and Municipal Portfolio includes the Advantage shares. Commencement of operations, or the most recent re-activation, for each of the share classes began as follows:

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	May 13, 1994	November 18, 1996	October 30, 2006	October 30, 2006
Institutional Service shares	April 3, 1995	November 29, 1995	March 19, 2007	November 1, 2012
Investor shares	November 28, 2006	February 21, 2007	Not Active (“N/A”)	N/A
Investor Service shares	February 12, 2007	November 2, 2006	N/A	February 20, 2007
Retail shares	November 28, 2006	December 12, 2006	December 12, 2006	December 8, 2006
Advantage shares	November 1, 2006	N/O	November 2, 2006	November 2, 2006
Xpress shares	June 20, 2007	N/O	N/O	N/O
Fiduciary shares	July 22, 2013	July 22, 2013	July 22, 2013	October 30, 2006
Investor Select shares	June 25, 2013	June 26, 2013	July 22, 2013	November 1, 2012

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

REPURCHASE AGREEMENTS

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio’s investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights and could experience losses, including a decline in the value of the collateral and loss of income.

FEDERAL INCOME TAXES

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Portfolios will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Portfolios recognize interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2010-2013 and the six months period ended September 30, 2013, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended September 30, 2013, the Portfolios did not have liabilities for any uncertain tax positions or unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount on tax exempt securities) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended September 30, 2013, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

RISKS

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at September 30, 2013, Reich & Tang Asset Management LLC (“the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

Certain Portfolios may purchase interests in loans extended to a Corporate borrower or to the U.S. Government and its agencies or instrumentalities. When purchasing loan participations, a Portfolio assumes the credit risk of the borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio, pays an investment management fee to the Manager at the annual rate of 0.12% of the Portfolio’s average daily net assets.

Pursuant to an Administrative Services Contract, each Portfolio, pays to the Manager an annual fee of 0.05% of the Portfolio’s average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the “TA”), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class’s average daily net assets as follows:

	Shareholder Servicing Fees	Distribution Fees
Institutional Shares	-0-	-0-
Institutional Service Shares	0.25%	-0-
Investor Shares	0.25%	0.20%
Investor Service Shares	0.25%	0.45%
Retail Shares	0.25%	0.65%
Advantage Shares	0.25%	0.75%
Xpress Shares	0.25%	0.75%
Fiduciary Shares	0.25%	0.10%
Investor Select Shares	0.25%	0.35%

As of September 30, 2013, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type/Affiliate	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees/Manager	$689,480	$5,000	$116,673	$35,651
Administration fees/Manager	229,827	-0-	-0-	-0-
Shareholder servicing fees/Distributor	38,731	-0-	-0-	-0-
Transfer agency fees/TA	76,931	-0-	-0-	-0-

Total	$1,034,969	$5,000	$116,673	$35,651

For the period ended September 30, 2013, the following fees were voluntarily waived by the Manager, Distributor and TA:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$-0-	$745,793	$298,334	$77,263
Administration fees	386,228	377,987	431,175	135,118
Shareholder servicing fees – Institutional Service shares	75,346	228,593	162,054	3,728
Shareholder servicing fees – Investor shares	181,910	282,799	N/A	N/A
Shareholder servicing fees – Investor Service shares	332,837	189,522	N/A	65,599
Shareholder servicing fees – Retail shares	1,581,627	94,306	505,253	317,085
Shareholder servicing fees – Advantage shares	2,003,165	N/O	1,310,408	387,707
Shareholder servicing fees – Xpress shares	280,591	N/O	N/O	N/O
Shareholder servicing fees – Fiduciary shares	579,814	135,024	298,125	N/O
Shareholder servicing fees – Investor Select shares	174,963	74,634	38,452	N/O
Distribution fees – Investor shares	146,496	226,239	N/A	N/A
Distribution fees – Investor Service shares	602,930	341,139	N/A	118,078
Distribution fees – Retail shares	4,131,414	245,196	1,313,658	824,421
Distribution fees – Advantage shares	6,871,348	N/O	3,931,225	1,163,121
Distribution fees – Xpress shares	1,010,829	N/O	N/O	N/O
Distribution fees – Fiduciary shares	231,925	54,010	119,250	N/O
Distribution fees – Investor Select shares	244,948	104,488	53,833	N/O
Transfer agency fees – Institutional shares	53,721	70,805	2,245	132
Transfer agency fees – Institutional Service shares	-0-	18,287	12,964	298
Transfer agency fees – Investor shares	7,180	56,560	N/A	N/A
Transfer agency fees – Investor Service shares	13,535	37,904	N/A	13,120
Transfer agency fees – Retail shares	81,881	18,861	101,051	63,417
Transfer agency fees – Fiduciary shares	89,509	27,005	59,625	N/O
Transfer agency fees – Investor Select shares	26,938	14,927	7,691	N/O

Total	$19,109,135	$3,344,079	$8,645,343	$3,169,087

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions.

The Fund’s investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below (“the Expense Cap Arrangement”).

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	0.20%	0.20%	0.20%	0.27%
Institutional Service shares	0.47%	0.47%	0.47%	0.52%
Investor shares	0.65%	0.65%	N/A	N/A
Investor Service shares	0.95%	0.95%	N/A	0.95%
Retail shares	1.00%	1.00%	1.00%	1.07%
Fiduciary shares	0.50%	0.50%	0.50%	N/O
Investor Select shares	0.75%	0.75%	0.75%	N/O

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $65,000 and a fee of $3,750 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $15,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $10,000, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Investor Service, Retail, Fiduciary and Investor Select shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service, and Institutional shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the period ended September 30, 2013 these fees after waivers amounted to:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio
	Amount	%	Amount	%	Amount	%	Amount	%
Institutional shares	$-0-	0.00%	$-0-	0.00%	$-0-	0.00%	$-0-	0.00%
Institutional Service shares	6,575	0.02%	-0-	0.00%	-0-	0.00%	-0-	0.00%
Investor shares	29,444	0.04%	-0-	0.00%	N/A		N/A
Investor Service shares	53,457	0.04%	-0-	0.00%	N/A		-0-	0.00%
Retail shares	235,920	0.04%	-0-	0.00%	-0-	0.00%	-0-	0.00%
Fiduciary shares	26,454	0.01%	-0-	0.00%	-0-	0.00%	N/O
Investor Select shares	8,054	0.01%	-0-	0.00%	-0-	0.00%	N/O

Total	$359,904		$-0-		$-0-		$-0-

Natixis Global Asset Management, LP (“NGAM”), the parent company of the Manager, invests a portion of its excess cash balance in Daily Income Fund – Money Market Portfolio – Institutional shares. For the period ended September 30, 2013, NGAM has invested an average of $173,971,952 and as of September 30, 2013, as an investment of $7,617. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invested their excess cash in Daily Income Fund in amounts that are not material to the entity.

As of September 30, 2013, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

3: Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the period ended September 30, 2013, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

Transaction Type	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Purchases	$-0-	$-0-	$-0-	$20,050,000
Sales	4,999,298	-0-	-0-	23,580,000
Gains/(losses)	-0-	-0-	-0-	-0-

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

4: Compensating Balance Arrangement and Other Transactions

Pursuant to a Compensating Balance Agreement, the Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). The Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds in the account so the Bank or the Portfolio can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise, at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury and U.S. Government, the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expense paid indirectly and custodian expenses, respectively, in the Statement of Operations.

5: Transactions in Shares of Beneficial Interest

At September 30, 2013, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions in capital stock, all at $1.00 per share were as follows:

MONEY MARKET PORTFOLIO	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Institutional Shares
Sold	2,498,905,884	$4,595,936,712
Issued on reinvestment of dividends	134,486	472,473
Redeemed	(2,363,700,466)	(4,622,821,853)
Adjustment to paid-in-capital*	1,243	-0-

Net increase (decrease)	135,341,147	$(26,412,668)

Institutional Service Shares
Sold	256,263,130	$387,684,290
Issued on reinvestment of dividends	3,318	7,190
Redeemed	(264,649,290)	(406,768,823)
Adjustment to paid-in-capital*	167	-0-

Net increase (decrease)	(8,382,675)	$(19,077,343)

Investor Shares
Sold	216,691,460	$428,326,806
Issued on reinvestment of dividends	7,274	16,328
Redeemed	(219,425,372)	(448,535,957)
Adjustment to paid-in-capital*	430	-0-

Net increase (decrease)	(2,726,208)	$(20,192,823)

Investor Service Shares
Sold	496,501,592	$861,611,396
Issued on reinvestment of dividends	12,946	23,432
Redeemed	(492,862,778)	(810,875,669)
Adjustment to paid-in-capital*	819	-0-

Net increase (decrease)	3,652,579	$50,759,159

Retail Shares
Sold	2,567,421,789	$2,454,196,851
Issued on reinvestment of dividends	63,196	86,031
Redeemed	(1,310,381,931)	(2,374,660,965)
Adjustment to paid-in-capital*	6,442	-0-

Net increase (decrease)	1,257,109,496	$79,621,917

Advantage Shares
Sold	1,639,252,004	$3,229,725,251
Issued on reinvestment of dividends	181,519	338,961
Redeemed	(1,485,688,829)	(2,982,358,524)
Adjustment to paid-in-capital*	5,819	-0-

Net increase (decrease)	153,750,513	$247,705,688

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MONEY MARKET PORTFOLIO	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Xpress Shares
Sold	196,534,063	$419,446,902
Issued on reinvestment of dividends	13,473	27,097
Redeemed	(203,645,098)	(420,231,092)
Adjustment to paid-in-capital*	823	-0-

Net increase (decrease)	(7,096,739)	$(757,093)

Fiduciary Shares
Sold	788,644,333
Issued on reinvestment of dividends	7,731
Redeemed	(876,133,178)
Shares issued in connection with acquisition of HighMark Diversified Money Market Fund (Note 6)	1,203,995,207
Adjustment to paid-in-capital*	3,331

Net increase (decrease)	1,116,517,424

Investor Select Shares
Sold	95,514,836
Issued on reinvestment of dividends	20,857
Redeemed	(123,020,900)
Shares issued in connection with acquisition of HighMark Diversified Money Market Fund (Note 6)	381,046,696
Adjustment to paid-in-capital*	1,055

Net increase (decrease)	353,562,544

*	Due to various adjustments related to acquisition of HighMark Diversified Money Market Fund.

U.S. TREASURY PORTFOLIO	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Institutional Shares
Sold	4,497,689,952	$6,629,195,165
Issued on reinvestment of dividends	5,463	70,314
Redeemed	(4,171,900,062)	(6,743,829,066)
Adjustment to paid-in-capital*	(37,505)	-0-

Net increase (decrease)	325,757,848	$(114,563,587)

Institutional Service Shares
Sold	630,307,587	$1,523,980,659
Issued on reinvestment of dividends	1,460	18,627
Redeemed	(589,961,927)	(1,602,311,455)
Adjustment to paid-in-capital*	(8,477)	-0-

Net increase (decrease)	40,338,643	$(78,312,169)

Investor Shares
Sold	643,427,641	$969,320,254
Issued on reinvestment of dividends	1,757	14,327
Redeemed	(626,395,706)	(966,993,207)
Adjustment to paid-in-capital*	(9,396)	-0-

Net increase (decrease)	17,024,296	$2,341,374

Investor Service Shares
Sold	205,116,794	$413,331,322
Issued on reinvestment of dividends	1,095	12,744
Redeemed	(195,616,680)	(415,682,247)
Adjustment to paid-in-capital*	(6,749)	-0-

Net increase (decrease)	9,494,460	$(2,338,181)

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

U.S. TREASURY PORTFOLIO	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Retail Shares
Sold	180,051,250	$456,804,325
Issued on reinvestment of dividends	609	5,589
Redeemed	(190,837,923)	(398,503,138)
Adjustment to paid-in-capital*	(3,192)	-0-

Net increase (decrease)	(10,789,256)	$58,306,776

Fiduciary Shares
Sold	347,950,362
Issued on reinvestment of dividends	97
Redeemed	(395,908,402)
Shares issued in connection with acquisition of HighMark 100% U.S. Treasury Money Market Fund (Note 6)	214,307,589
Shares issued in connection with acquisition of HighMark Treasury Plus Money Market Fund (Note 6)	101,871,712
Adjustment to paid-in-capital*	(11,154)

Net increase (decrease)	268,210,204

Investor Select Shares
Sold	97,204,271
Issued on reinvestment of dividends	1,429
Redeemed	(108,325,502)
Shares issued in connection with acquisition of HighMark 100% U.S. Treasury Money Market Fund (Note 6)	154,641,350
Shares issued in connection with acquisition of HighMark Treasury Plus Money Market Fund (Note 6)	5,205,458
Adjustment to paid-in-capital*	(6,185)

Net increase (decrease)	148,720,821

*	Due to various adjustments related to acquisition of HighMark 100% U.S. Treasury Money Market Fund and HighMark Treasury Plus Money Market Fund.

U.S. GOVERNMENT PORTFOLIO	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Institutional Shares
Sold	26,049,785	$63,272,225
Issued on reinvestment of dividends	1,249	7,744
Redeemed	(25,803,802)	(82,975,926)
Adjustment to paid-in-capital*	(229)	-0-

Net increase (decrease)	247,003	$(19,695,957)

Institutional Service Shares
Sold	59,218,600	$54,818,976
Issued on reinvestment of dividends	6,481	8,911
Redeemed	(53,854,071)	(53,855,309)
Shares issued in connection with acquisition of Value Line U. S. Government Money Market Fund (Note 6)	-0-	64,245,300
Adjustment to paid-in-capital*	(1,327)	-0-

Net increase (decrease)	5,369,683	$65,217,878

Retail Shares
Sold	3,454,370,040	$7,224,151,540
Issued on reinvestment of dividends	20,001	30,079
Redeemed	(3,479,725,547)	(7,188,437,035)
Adjustment to paid-in-capital*	(2,942)	-0-

Net increase (decrease)	(25,338,448)	$35,744,584

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

U.S. GOVERNMENT PORTFOLIO	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Advantage Shares
Sold	645,389,315	$1,513,048,742
Issued on reinvestment of dividends	52,213	97,875
Redeemed	(677,980,514)	(1,344,629,892)
Adjustment to paid-in-capital*	(10,174)	-0-

Net increase (decrease)	(32,549,160)	$168,516,725

Fiduciary Shares
Sold	494,177,186
Issued on reinvestment of dividends	560
Redeemed	(722,957,197)
Shares issued in connection with acquisition of HighMark U.S. Government Money Market Fund (Note 6)	702,281,713
Adjustment to paid-in-capital*	(4,733)

Net increase (decrease)	473,497,529

Investor Select Shares
Sold	49,459,164
Issued on reinvestment of dividends	1,535
Redeemed	(74,722,726)
Shares issued in connection with acquisition of HighMark U.S. Government Money Market Fund (Note 6)	84,624,226
Adjustment to paid-in-capital*	(593)

Net increase (decrease)	59,361,606

*	Due to various adjustments related to acquisition of HighMark U.S. Government Money Market Fund.

MUNICIPAL PORTFOLIO	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Institutional Shares
Sold	703,995	$286,900
Issued on reinvestment of dividends	86	1,052
Redeemed	(5,068,439)	(229,125)

Net increase (decrease)	(4,364,358)	$58,827

Institutional Service Shares
Sold	4,228,654	$5,760,789
Issued on reinvestment of dividends	150	192
Redeemed	(4,222,548)	(2,683,958)

Net increase (decrease)	6,256	$3,077,023

Investor Service Shares
Sold	127,616,209	$185,611,290
Issued on reinvestment of dividends	2,582	7,511
Redeemed	(127,388,166)	(187,560,877)

Net increase (decrease)	230,625	$(1,942,076)

Retail Shares
Sold	581,354,557	$747,488,485
Issued on reinvestment of dividends	12,426	36,659
Redeemed	(576,264,315)	(692,008,870)

Net increase (decrease)	5,102,668	$55,516,274

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MUNICIPAL PORTFOLIO	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Advantage Shares
Sold	191,205,046	$441,703,894
Issued on reinvestment of dividends	15,297	40,756
Redeemed	(188,166,799)	(336,579,745)

Net increase (decrease)	3,053,544	$105,164,905

6: Acquisition of Value Line U.S. Government Money Market Fund and HighMark Money Market Funds

On October 19, 2012, U.S. Government Portfolio acquired all of the net assets of Value Line U.S. Government Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of Value Line U.S. Government Money Market Fund on June 21, 2012. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 64,245,300 shares of U.S. Government Portfolio, valued at $64,245,300, all of the assets and the assumption of the liabilities (net assets of $64,245,300) of Value Line U.S. Government Money Market Fund on October 19, 2012. The investment portfolio of Value Line U.S. Government Money Market Fund, with an amortized cost of $64,097,982, which approximates the market value at October 19, 2012, was the principal asset acquired by U.S. Government Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Government Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from Value Line U.S. Government Money Market Fund was carried forward to align ongoing reporting of U.S. Government Portfolio. Immediately prior to the merger, the net assets of U.S. Government Portfolio were $1,402,021,082.

On July 19, 2013, Money Market Portfolio acquired all of the net assets of HighMark Diversified Money Market Fund, an open- end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark Diversified Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 1,585,041,903 shares of Money Market Portfolio, valued at $1,585,041,903, for all of the assets and the assumption of the liabilities (net assets of $1,585,085,155) of HighMark Diversified Money Market Fund on July 19, 2013. The investment portfolio of HighMark Diversified Money Market Fund, with an amortized cost of $1,552,364,853, which approximates the market value at July 19, 2013, was the principal asset acquired by Money Market Portfolio. For financial reporting purposes, assets received and shares issued by Money Market Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark Diversified Money Market Fund, was carried forward to align ongoing reporting of Money Market Portfolio. Immediately prior to the merger, the net assets of Money Market Portfolio were $3,942,861,503.

Assuming the acquisition had been completed on April 1, 2013, the beginning of the semi-annual reporting period of Money Market Portfolio, Money Market Portfolio’s pro forma results of operations for the period ended September 30, 2013, are as follows:

Net investment income $660,078

Net realized gain (loss) on investments $311,662

Net increase (decrease) in net assets resulting from operations $971,740

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of HighMark Diversified Money Market Fund that have been included in Money Market Portfolio’s Statement of Operations since July 19, 2013.

On July 19, 2013, U.S. Treasury Portfolio acquired all of the net assets of HighMark 100% U.S. Treasury Money Market Fund, an open- end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark 100% U.S. Treasury Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 368,948,939 shares of U.S. Treasury Portfolio, valued at $368,948,939, for all of the assets and the assumption of the liabilities (net assets of $368,793,955) of HighMark 100% U.S. Treasury Money Market Fund on July 19, 2013. The investment portfolio of HighMark 100% U.S. Treasury Money Market Fund, with an amortized cost of $368,823,255, which approximates the market value at July 19, 2013, was the principal asset acquired by U. S. Treasury Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Treasury Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark 100% U.S. Treasury Money Market Fund, was carried forward to align ongoing reporting of U.S. Treasury Portfolio. Immediately prior to the merger, the net assets of U.S. Treasury Portfolio were $1,358,482,407.

On July 19, 2013, U.S. Treasury Portfolio acquired all of the net assets of HighMark Treasury Plus Money Market Fund, an open- end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark Treasury Plus Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 107,077,170 shares of U.S. Treasury Portfolio, valued at $107,077,170, for all of the assets and the assumption of the liabilities (net assets of $107,076,992) of HighMark Treasury Plus Market Fund on July 19, 2013. The investment portfolio of HighMark Treasury Plus Money Market Fund, with an amortized cost of $94,598,557, which approximates the market value at July 19, 2013, was the principal asset acquired by U. S. Treasury Portfolio. For financial reporting purposes, assets received and

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

6: Acquisition of Value Line U.S. Government Money Market Fund and HighMark Money Market Funds (Continued)

shares issued by U.S. Treasury Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark Treasury Plus Money Market Fund, was carried forward to align ongoing reporting of U.S.Treasury Portfolio. Immediately prior to the merger, the net assets of U.S. Treasury Portfolio were $1,358,482,407.

Assuming the acquisition had been completed on April 1, 2013, the beginning of the semi-annual reporting period of U.S. Treasury Portfolio, U.S. Treasury Portfolio’s pro forma results of operations for the period ended September 30, 2013, are as follows:

Net investment income $7,475

Net realized gain (loss) on investments $(3,140)

Net increase (decrease) in net assets resulting from operations $4,335

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of HighMark 100% U.S. Treasury Money Market Fund and HighMark Treasury Plus Money Market Fund that have been included in U.S. Treasury Portfolio’s Statement of Operations since July 19, 2013.

On July 19, 2013, U.S.Government Portfolio acquired all of the net assets of HighMark U.S. Government Money Market Fund, an open- end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark U.S. Government Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 786,905,939 shares of U.S. Government Portfolio, valued at $786,905,939, for all of the assets and the assumption of the liabilities (net assets of $786,891,058) of HighMark U.S. Government Market Fund on July 19, 2013. The investment portfolio of HighMark U.S. Government Money Market Fund, with an amortized cost of $742,452,208, which approximates the market value at July 19, 2013, was the principal asset acquired by U. S. Government Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Government Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark U.S. Government Money Market Fund, was carried forward to align ongoing reporting of U.S.Government Portfolio. Immediately prior to the merger, the net assets of U.S. Government Portfolio were $1,566,779,480.

Assuming the acquisition had been completed on April 1, 2013, the beginning of the semi-annual reporting period of U.S.Government Portfolio, U.S. Government Portfolio’s pro forma results of operations for the period ended September 30, 2013, are as follows:

Net investment income $118,832

Net realized gain (loss) on investments $20,122

Net increase (decrease) in net assets resulting from operations $138,954

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of HighMark U.S. Government Money Market Fund that have been included in U.S. Government Portfolio’s statement of operations since July 19, 2013.

7: Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Portfolio’s capital accounts to reflect income and gains available for distribution (or available capital loss carry forwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year end.

Capital loss carry forward is calculated and reported as of a specific date. Results of transactions and other activity after that date may effect the amount of capital loss carry forward available for the Portfolios to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions

At March 31, 2013, the Fund had capital loss transactions available for Federal income tax purposes and to be applied against future gains, if any. The capital loss transactions were as follows:

	Capital Loss Utilized	Capital Loss Remaining	Expiration of Carryforwards
Money Market Portfolio	$1,333,095	$129,545	2017
U.S. Government Portfolio	3,771	-0-	N/A
	203	-0-	N/A
	48,115	5,955	2016
	-0-	12,623	2017

Total U.S. Government Portfolio	$52,089	$18,578
Municipal Portfolio	508	-0-	N/A

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The act makes changes to several tax rules impacting Regulated Investment Companies (“RICs”). The Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) to be carried forward indefinitely. However, the Act requires any future

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

7: Tax Information (Continued)

capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the Act have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law. As of March 31, 2013, the Portfolios did not have any post-enactment capital loss carryforwards.

8: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of September 30, 2013:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$707,000,000	$-0-
Debt securities issued by corporations, financial institutions, states of the United States and political subdivisions of the states	$-0-	$6,040,941,031	$-0-

Total	$-0-	$6,747,941,031	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of September 30, 2013:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$1,112,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. Government corporation and agencies	$-0-	$874,965,043	$-0-

Total	$-0-	$1,986,965,043	$-0-

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

8: Additional Valuation Information (Continued)

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of September 30, 2013:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$665,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. Government corporation and agencies	$-0-	$1,335,216,846	$-0-

Total	$-0-	$2,000,216,846	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of September 30, 2013:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$609,887,340	$-0-

Total	$-0-	$609,887,340	$-0-

For the period ended September 30, 2013, there was no Level 1 or Level 3 investments. There were also no transfers between levels during the period ended September 30, 2013.

Daily Income Fund Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

[This Page Intentionally Left Blank.]

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Daily Income Fund

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

00106498

Item 2:	Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3:	Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:	Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11: Exhibits

(a)(1)	Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date:  December 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date:  December 2, 2013

By (Signature and Title)*	/s/ Esther Cheung
Esther Cheung, Treasurer and Assistant Secretary

Date:  December 2, 2013

* Print the name and title of each signing officer under his or her signature.